UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-214
                                                    ---------

                           SENTINEL GROUP FUNDS, INC.
                           --------------------------
               (Exact name of registrant as specified in charter)

                            ONE NATIONAL LIFE DRIVE
                              MONPELIER, VT 05604
                           -------------------------
               (Address of principal executive offices) (Zip code)

                    SENTINEL ADMINISTRATIVE SERVICES COMPANY
                            ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ----------------------------------------
                     (Name and address of agent for service)

                                 (800) 282-3863
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: 11/30/05
                         ----------

Date of reporting period: 8/31/05
                         ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

  SENTINEL FLEX CAP OPPORTUNITY FUND
  INVESTMENT IN SECURITIES
  At August 31, 2005 (Unaudited)
  ----------------------------------------------------------------------------
                                                                    Value
                                                       Shares      (Note 1)
  ----------------------------------------------------------------------------
  COMMON STOCKS 97.1%
  CONSUMER DISCRETIONARY 13.3%
*  Bed Bath & Beyond, Inc.                             16,300   $      660,965
   Best Buy Co., Inc.                                   5,005          238,538
   Borg Warner, Inc.                                    6,800          397,528
*  Comcast Corp.- Class A                               8,700          267,525
   Home Depot, Inc.                                    17,940          723,341
   Leggett & Platt, Inc.                               15,300          370,413
   Marriott Int'l., Inc. - Class A                      3,200          202,272
   Staples, Inc.                                       27,650          607,194
   Target Corp.                                         6,840          367,650
*  Timberland Co. - Class A                            14,200          468,458
   TJX Cos., Inc.                                      15,740          329,123
*  Toll Brothers, Inc.                                  3,700          177,785
                                                                --------------
                                                                     4,810,792
                                                                --------------
  CONSUMER STAPLES 13.0%
   Alberto-Culver Co.                                   8,500          365,075
   Coca-Cola Co.                                       14,000          616,000
   Costco Wholesale Corp.                               4,640          201,562
   CVS Corp.                                           25,900          760,683
   PepsiCo, Inc.                                       16,300          894,055
   Procter & Gamble Co.                                17,300          959,804
   Walgreen Co.                                        14,300          662,519
   Wrigley (Wm.) Jr. Co.                                3,500          248,675
                                                                --------------
                                                                     4,708,373
                                                                --------------
  ENERGY 5.4%
   Baker Hughes, Inc.                                   8,300          487,625
   Ensco Int'l., Inc.                                  16,000          653,760
   Murphy Oil Corp.                                     4,000          218,600
   Schlumberger Ltd.                                    4,700          405,281
*  Weatherford Int'l., Ltd.                             2,800          189,588
                                                                --------------
                                                                     1,954,854
                                                                --------------
  FINANCIALS 4.3%
   American Express Co.                                12,300          679,452
   Citigroup, Inc.                                      6,300          275,751
*  E*TRADE Financial Corp.                             21,700          347,200
   J.P. Morgan Chase & Co.                              7,800          264,342
                                                                --------------
                                                                     1,566,745
                                                                --------------
  HEALTH CARE 23.2%
   Abbott Labs                                          6,500          293,345
*  Amgen, Inc.                                          8,240          658,376
   Beckman Coulter, Inc.                                8,800          490,952
   Biomet, Inc.                                         5,000          184,450
   Bristol-Myers Squibb Co.                            13,600          332,792
*  Caremark Rx, Inc.                                    5,600          261,688
*  Cerner Corp.                                         5,100          401,676

*  Endo Pharmaceuticals Holdings, Inc.                 17,600          528,000
   Johnson & Johnson                                   11,340          718,843
*  Laboratory Corp. of America Holdings                12,300          606,636
   Lilly, Eli & Co.                                     7,600          418,152
*  Medco Health Solutions, Inc.                         5,600          275,912
   Medtronic, Inc.                                      7,800          444,600
   Merck & Co., Inc.                                   17,700          499,671
   Pfizer, Inc.                                        32,700          832,869
   Teva Pharmaceutical Industries Ltd. (ADR)           19,000          616,360
   UnitedHealth Group, Inc.                             7,480          385,220
*  Varian Medical Systems, Inc.                         4,000          159,280
*  Wellpoint, Inc.                                      3,980          295,515
                                                                --------------
                                                                     8,404,337
                                                                --------------
  INDUSTRIALS 11.6%
   Boeing Co.                                          11,500          770,730
   General Dynamics Corp.                               3,100          355,229
   General Electric Co.                                21,130          710,179
   Goodrich Corp.                                       6,800          311,576
   Honeywell Int'l., Inc.                               5,600          214,368
   Pitney Bowes, Inc.                                   6,700          289,775
   Republic Services, Inc.                             10,670          386,574
   Tyco Int'l. Ltd                                     13,100          364,573
   United Technologies Corp.                           16,100          805,000
                                                                --------------
                                                                     4,208,004
                                                                --------------
  INFORMATIONAL TECHNOLOGY 23.3%
*  Amdocs Ltd.                                         19,800          581,130
*  Broadcom Corp. - Class A                             8,140          354,090
*  Cisco Systems, Inc.                                 23,310          410,722
*  CheckFree Corp.                                     11,400          419,406
*  Cognizant Technology Solutions - Class A             7,900          359,687
*  Dell, Inc.                                          11,960          425,776
*  EMC Corp.                                           58,400          751,024
*  Fiserv, Inc.                                        13,540          607,540
   Intel Corp.                                         22,900          588,988
   Int'l. Business Machines                             4,700          378,914
*  Jabil Circuit, Inc.                                 11,900          350,336
*  Lexmark Int'l. - Class A                             2,200          138,556
   Maxim Integrated Products, Inc.                     11,590          494,313
   Microchip Technology, Inc.                           6,800          211,616
   Microsoft Corp.                                     13,600          372,640
*  Network Appliance, Inc.                             11,600          275,384
*  Oracle Corp.                                        43,140          559,526
   Qualcomm, Inc.                                      10,300          409,013
   Texas Instruments                                   23,670          773,536
                                                                --------------
                                                                     8,462,197
                                                                --------------
  MATERIALS 3.0%
   DuPont, E.I. de Nemours & Co.                        5,900          233,463
   Freeport-McMoran Copper & Gold - Class B             5,000          210,850
   Praxair, Inc.                                       13,100          632,730
                                                                --------------
                                                                     1,077,043
                                                                --------------

  TOTAL COMMON STOCKS
  (Cost $33,355,579)**                                              35,192,345

  EXCESS OF OTHER ASSETS
   OVER LIABILITIES 2.9%                                             1,048,098
                                                                --------------
  NET ASSETS                                                    $   36,240,443
                                                                ==============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $1,836,766 of which $2,382,421 related to appreciated securities and $545,655 related to depreciated securities.

(ADR) - American Depository Receipt

See notes to financial statements.

SENTINEL SMALL COMPANY FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                                    Value
                                                       Shares      (Note 1)
--------------------------------------------------------------------------------

COMMON STOCKS  96.3%
CONSUMER DISCRETIONARY 16.7%
*  A.C. Moore Arts & Crafts, Inc.                     480,000     $ 10,924,800
   ADVO, Inc.                                         367,600       12,035,224
*  Ann Taylor Stores Corp.                            221,300        5,665,280
   Brookfield Homes Corp.                             224,000       11,468,800
*  Columbia Sportswear Co.                            215,000        9,976,000
*  Fossil, Inc.                                       690,000       15,173,100
*  Gildan Activewear, Inc.                            266,100        8,869,113
   Harte-Hanks, Inc.                                  550,000       14,113,000
   K-Swiss, Inc. - Class A                            540,000       16,545,600
*  Quicksilver, Inc.                                  995,000       15,173,750
*  Rare Hospitality Int'l., Inc.                      710,000       18,985,400
   Regis Corp.                                        490,000       20,065,500
   Ruby Tuesday, Inc.                                 415,600        9,184,760
   SCP Pool Corp.                                     485,000       17,751,000
*  Sonic Corp.                                        472,500       14,453,775
*  Timberland Co. - Class A                           455,000       15,010,450
   Unifirst Corp.                                     350,000       13,751,500
                                                                --------------
                                                                   229,147,052
                                                                --------------
  CONSUMER STAPLES 4.9%
*  BJ's Wholesale Club, Inc.                          375,000       10,706,250
   Casey's General Stores, Inc.                       565,000       11,441,250
*  Central Garden & Pet Co.                           320,000       15,852,800
   Church & Dwight, Inc.                              590,000       22,514,400
*  Ralcorp Hldgs., Inc.                               140,100        6,213,435
                                                                --------------
                                                                    66,728,135
                                                                --------------
  ENERGY 9.6%
   Cabot Oil & Gas Corp.                              345,000       14,900,550
*  Core Laboratories                                  835,000       26,578,050
*  Remington Oil & Gas Corp.                          460,000       17,723,800
*  Superior Energy Services, Inc.                   1,290,000       28,276,800
*  TETRA Technologies, Inc.                           740,000       21,090,000
   Western Gas Resources, Inc.                        465,000       22,320,000
                                                                --------------
                                                                   130,889,200
                                                                --------------

  FINANCIALS  12.6%
   East West Bancorp, Inc.                            575,000       19,515,500
   First Midwest Bancorp                              540,000       20,487,600
   HCC Insurance Holdings, Inc.                       922,500       24,584,625
   Healthcare Realty Trust                            500,000       19,350,000
   Hilb Rogal & Hobbs Co.                             300,000       10,566,000
   Main Street Banks, Inc.                            675,000       18,083,250
   RLI Corp.                                          490,000       22,589,000
   UCBH Holdings, Inc.                              1,315,000       25,077,050
   Wilmington Trust Corp.                             335,000       12,214,100
                                                                --------------
                                                                   172,467,125
                                                                --------------

  HEALTH CARE 16.0%
*  Advanced Neuromodulation Systems                   290,000       14,932,100
*  Andrx Corp.                                        571,100       10,354,043
*  Arthrocare Corp.                                   400,000       14,548,000
*  Bio Rad Labs, Inc. - Class A                       290,000       16,008,000
*  Biosite, Inc.                                      275,000       16,442,250
*  Cerner Corp.                                       200,000       15,752,000
*  Edwards Lifesciences Corp.                         250,000       11,000,000
*  First Horizon Pharmaceutical Corp.                 655,000       13,538,850
*  ICU Med., Inc.                                     535,000       16,247,950
*  IDEXX Laboratories, Inc.                           131,400        8,414,856
*  IDX Systems Corp.                                  510,000       16,167,000
*  Integra Lifesciences Holdings                      648,100       22,411,298
*  Lifeline Systems, Inc.                              86,100        2,911,902
*  Serologicals Corp.                                 965,000       22,957,350
*  Sybron Dental Specialties, Inc.                    426,300       16,527,651
*  United Surgical Partners Int'l.                     16,000          612,960
                                                                --------------
                                                                   218,826,210
                                                                --------------
  INDUSTRIALS 17.9%
   ABM Industries, Inc.                               650,000       12,889,500
   Clarcor, Inc.                                      490,000       13,867,000
   Curtiss-Wright Corp.                               235,000       15,171,600
*  Esco Technologies, Inc.                            200,000       20,736,000
   G&K Services, Inc. - Class A                       400,000       17,188,000
   Heartland Express, Inc.                            910,000       18,127,200
   HEICO Corp.                                        500,000        9,250,000
   IDEX Corp.                                         365,000       15,877,500
*  Moog, Inc. - Class A                               650,000       20,481,500
   MSC Industrial Direct Co. - Class A                525,000       18,375,000
   Teleflex, Inc.                                     255,000       17,556,750
   Toro Co.                                           635,000       24,657,050
*  Waste Connections, Inc.                            615,000       21,734,100
*  West Corp.                                         470,000       18,207,800
                                                                --------------
                                                                   244,119,000
                                                                --------------
  INFORMATION TECHNOLOGY 14.0%
*  Aeroflex, Inc.                                   1,125,000       10,451,250
*  Ansys, Inc.                                        300,000       11,325,000
*  Digital Insight Corp.                              385,000       10,410,400
*  Digitas, Inc.                                      650,000        7,618,000
*  FormFactor, Inc.                                   425,000       11,547,250
*  Hyperion Solutions Corp.                           485,000       21,034,450
*  Integrated Circuit Systems, Inc.                   300,000        6,318,000
*  Kronos, Inc.                                       470,000       20,365,100
*  Manhattan Associates, Inc.                         355,000        7,504,700
   Methode Electronics, Inc.                          800,000        9,856,000
*  Mettler-Toledo Int'l.                              200,000       10,080,000
*  Perot Systems Corp. - Class A                    1,195,000       17,208,000
   Plantronics, Inc.                                  625,000       20,375,000
*  Semtech Corp.                                      815,000       13,325,250
*  Serena Software, Inc.                              765,000       14,443,200
                                                                --------------
                                                                   191,861,600
                                                                --------------

  MATERIALS 4.6%
   Aptargroup, Inc.                                   375,000       18,648,750
   MacDermid, Inc.                                    550,000       16,280,000
   Sensient Technologies Corp.                        706,700       13,264,759
   The Scotts Miracle-Gro Co.                         172,200       14,116,956
                                                                --------------
                                                                    62,310,465
                                                                --------------
  TOTAL COMMON STOCKS
  (Cost $1,057,549,548)                                          1,316,348,787
                                                                --------------

--------------------------------------------------------------------------------
                                         Principal Amount           Value
                                           (M = $1,000)            (Note 1)
--------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES  3.2%
LaSalle Bank Corp.
3.50%, 09/06/05                               8,000 M                7,996,111
Northern Trust Corp.
3.47%, 09/02/05                               6,000 M                5,999,422
Toyota Credit Corp.
3.47%, 09/09/05                               4,800 M                4,796,298
UBS Financial Corp.
3.49%, 09/01/05                              13,000 M               13,000,000
Wells Fargo & Co.
3.48%, 09/07/05                              12,000 M               11,993,040
                                                                --------------
TOTAL CORPORATE SHORT-TERM NOTES
(Cost $43,784,871)                                                  43,784,871
                                                                --------------

TOTAL INVESTMENTS
(Cost $1,101,334,419)**                                          1,360,133,658

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.5%                                              7,138,648
                                                                --------------

NET ASSETS                                                      $1,367,272,306
                                                                ==============

--------------------------------------------------------------------------------

*   Non-Income producing

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $258,799,239 of which $279,057,633 related to appreciated securities and $20,258,394 related to depreciated securities.

See Notes to Financial Statements.

   Sentinel Mid Cap Growth Fund
   Investment in Securities
   at August 31, 2005 (Unaudited)
   -----------------------------------------------------------------------------
                                                                       Value
                                                    Shares            (Note 1)
   -----------------------------------------------------------------------------

   COMMON STOCKS 99.5%
   CONSUMER DISCRETIONARY 23.2%
*   Advance Auto Parts, Inc.                           19,500   $    1,188,135
*   Bed Bath & Beyond, Inc.                            41,000        1,662,550
    Borg Warner, Inc.                                  32,200        1,882,412
*   Bright Horizons Family Solutions, Inc.             15,000          589,800
*   Cheesecake Factory, Inc.                           62,000        1,963,540
    Claire's Stores, Inc.                              90,700        2,129,636
    Darden Restaurants, Inc.                           20,000          628,200
    Foot Locker, Inc.                                  95,000        2,074,800
    Fortune Brands, Inc.                               14,400        1,252,512
*   Fossil, Inc.                                       55,950        1,230,340
*   Getty Images, Inc.                                 18,700        1,600,533
    Gtech Holdings Corp.                               75,900        2,169,222
    Block, H & R, Inc.                                 32,000          862,400
*   Laureate Education, Inc.                           47,800        2,000,430
    Leggett & Platt, Inc.                              97,500        2,360,475
    Marriott Int'l., Inc. - Class A                    32,500        2,054,325
    Michaels Stores, Inc.                              37,000        1,343,100
    Polaris Industries, Inc.                           48,900        2,576,052
    ServiceMaster Co.                                  42,000          577,080
    Staples, Inc.                                      96,550        2,120,238
*   Toll Brothers, Inc.                                17,400          836,070
*   Timberland Co. - Class A                           71,000        2,342,290
    TJX Cos., Inc.                                    109,500        2,289,645
    Yum Brands, Inc.                                   30,800        1,459,304
                                                                --------------
                                                                    39,193,089
                                                                --------------

   CONSUMER STAPLES  3.1%
*   Acco Brands Corp.                                     .253               7
    Alberto-Culver Co.                                  40,000       1,718,000
*   Central European District Corp.                     32,800       1,369,400
*   Constellation Brands, Inc. - Class A                28,000         770,560
    Wrigley (Wm.) Jr. Co.                               19,400       1,378,370
                                                                --------------
                                                                     5,236,337
                                                                --------------

   ENERGY 9.2%
    Baker Hughes, Inc.                                  40,500       2,379,375
    Devon Energy Corp.                                  21,100       1,282,247
    Ensco Int'l., Inc.                                  73,400       2,999,124
    Murphy Oil Corp.                                    19,000       1,038,350
    Noble Energy, Inc.                                  35,000       3,084,900
*   Pride Int'l., Inc.                                  17,000         430,100
*   Weatherford Int'l., Ltd.                            25,000       1,692,750
    Williams Cos., Inc.                                118,000       2,647,920
                                                                --------------
                                                                    15,554,766
                                                                --------------

   FINANCIALS 9.7%
    Associated Banc-Corp                                73,500       2,391,690
    Commerce Bancorp, Inc.                              64,200       2,164,824
*   E*TRADE Financial Corp.                            100,600       1,609,600
    HCC Insurance Holdings, Inc.                       107,250       2,858,213
    IndyMac Bancorp, Inc.                               19,000         756,770
    Mercantile Bankshares Corp.                         33,000       1,776,390
    North Fork Bancorporation, Inc.                     49,800       1,369,002
    Synovus Financial Corp.                             72,000       2,071,440
    TCF Financial Corp.                                 48,300       1,367,373
                                                                --------------
                                                                    16,365,302
                                                                --------------

   HEALTH CARE 16.0%
*   Barr Pharmaceuticals, Inc.                         39,200        1,787,912
    Beckman Coulter, Inc.                              45,700        2,549,603
    Biomet, Inc.                                       24,000          885,360
*   Cerner Corp.                                       32,500        2,559,700
*   Coventry Health Care, Inc.                         22,350        1,788,000
*   Endo Pharmaceuticals Holdings, Inc.                81,600        2,448,000
*   Genzyme Corp.                                      19,900        1,416,283
*   Laboratory Corp. of America Holdings               52,700        2,599,164
*   Martek Biosciences Corp.                           19,400          989,400
*   Medco Health Solutions, Inc.                       27,000        1,330,290
    Teva Pharmaceutical Industries Ltd. (ADR)          79,100        2,566,004
*   Triad Hospitals, Inc.                              36,300        1,747,482
*   Varian Medical Systems, Inc.                       24,300          967,626
*   VCA Antech, Inc.                                   53,500        1,283,465
*   Wellpoint, Inc.                                    27,600        2,049,300
                                                                --------------
                                                                    26,967,589
                                                                --------------

   INDUSTRIALS 12.4%
*   Corrections Corp. of America                       55,200        2,185,920
    EDO Corp.                                          19,000          533,710
    Goodrich Corp.                                     39,500        1,809,890
    Honeywell Int'l., Inc.                             23,000          880,440
    Oshkosh Truck Corp.                                31,200        1,251,432
    Pentair, Inc.                                      27,500        1,085,700
    Pitney Bowes, Inc.                                 30,000        1,297,500
*   Portfolio Recovery Associates, Inc.                50,800        2,030,476
    Republic Services, Inc.                            59,000        2,137,570
    Roper Industries, Inc.                             49,800        1,918,296
    Timken Co.                                        113,800        3,342,306
    Toro Co.                                           40,000        1,553,200
*   West Corp.                                         25,100          972,374
                                                                --------------
                                                                    20,998,814
                                                                --------------

   INFORMATION TECHNOLOGY 21.2%
*   Altera Corp.                                       63,200        1,382,184
*   Amdocs Ltd.                                        96,500        2,832,275
    Amphenol Corp.                                     13,500          572,535

*  Broadcom Corp. - Class A                            51,200        2,227,200
   CDW Corp.                                           46,000        2,717,680
*  CheckFree Corp.                                     53,000        1,949,870
*  Cognizant Technology Solutions - Class A            37,600        1,711,928
*  Fiserv, Inc.                                        54,000        2,422,980
*  Jabil Circuit, Inc.                                 55,300        1,628,032
*  Kronos, Inc.                                        13,000          563,290
*  Lexmark Int'l. - Class A                            32,500        2,046,850
   Maxim Integrated Products, Inc.                     49,900        2,128,235
*  Mercury Interactive Corp.                           31,300        1,147,771
   Microchip Technology, Inc.                          30,500          949,160
*  NCR Corp.                                           21,500          735,730
*  Network Appliance, Inc.                             65,300        1,550,222
*  Novellus Systems, Inc.                              31,500          844,515
*  Oracle Corp.                                       180,100        2,335,897
   Plantronics, Inc.                                   19,000          619,400
*  Quest Software, Inc.                               108,000        1,464,480
*  SanDisk Corp.                                       25,700          997,931
   Satyam Computer Services Ltd. (ADR)                 65,500        1,792,735
*  WebSense, Inc.                                      24,900        1,242,261
                                                                --------------
                                                                     35,863,161
                                                                --------------

   MATERIALS 3.3%
    Freeport-McMoran Copper & Gold - Class B           66,500        2,804,305
    Praxair, Inc.                                      59,100        2,854,530
                                                                --------------
                                                                     5,658,835
                                                                --------------

   UTILITIES 1.4%
*   AES Corp.                                         150,000        2,361,000
                                                                --------------

   TOTAL COMMON STOCKS
   (Cost $153,736,704)**                                           168,198,893

   EXCESS OF OTHER ASSETS
    OVER LIABILITIES  0.5%                                             924,365
                                                                --------------
   NET ASSETS                                                   $  169,123,258
                                                                ==============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 net unrealized appreciation for federal income tax purposes aggregrated $14,462,189 of which $17,201,316 related to appreciated securities and $2,739,127 related to depreciated securities.

(ADR) - American Depository Receipt

See notes to financial statements.

  Sentinel Core Mid Cap Fund
  Investment in Securities
  at August 31, 2005 (Unaudited)
  ------------------------------------------------------------------------------
                                                                    Value
                                                       Shares      (Note 1)
  ------------------------------------------------------------------------------

  COMMON STOCKS 95.7%
  CONSUMER DISCRETIONARY  17.1%
* Chicos Fas, Inc.                                     13,700   $      475,527
  Foot Locker, Inc.                                    11,500          251,160
  Gentex Corp.                                         24,400          417,728
  GTECH Holdings Corp.                                 16,500          471,570
  Int'l Speedway Corp. - Class A                        6,500          364,455
  Mcgraw-Hill Cos., Inc.                                2,600          125,372
  Michaels Stores, Inc.                                11,200          406,560
* NVR, Inc.                                               265          234,525
  Petsmart, Inc.                                       13,500          347,895
  Polaris Industries, Inc.                              8,200          431,976
  Regis Corp.                                          10,000          409,500
  TJX Cos.                                             16,600          347,106
                                                                --------------
                                                                     4,283,374
                                                                --------------
  CONSUMER STAPLES  6.2%
  Alberto-Culver Co.                                    7,700          330,715
  Clorox Corp.                                          5,500          316,635
  Heinz, H.J. Co.                                       9,500          341,240
* Ralcorp Holdings, Inc.                                5,600          248,360
  Wrigley (Wm.) Jr. Co.                                 4,500          319,725
                                                                --------------
                                                                     1,556,675
                                                                --------------
  ENERGY 10.3%
  Baker Hughes, Inc.                                    6,000          352,500
  Chesapeake Energy Corp.                              15,500          489,955
  GlobalSantaFe Corp.                                   8,000          375,040
  Noble Energy, Inc.                                    4,000          352,560
* National Oilwell Varco, Inc.                          5,000          321,050
* Weatherford Int'l., Inc.                              4,500          304,695
  Western Gas Resources, Inc.                           8,000          384,000
                                                                --------------
                                                                     2,579,800
                                                                --------------
  FINANCIALS  14.3%
  Associated Banc Corp.                                 6,500          211,510
  City National Corp.                                   2,000          144,080
  Duke Realty Corp.                                     9,500          311,030
  Federated Investors, Inc.                             7,800          242,268
  Liberty Property Trust                                7,300          316,820
  Mellon Financial Corp.                               12,000          389,400

  Mercantile Bankshares Corp.                           4,000          215,320
  North Fork Bancorporation, Inc.                       7,000          192,430
  Regions Financial Corp.                              10,500          343,560
  State Street Corp.                                    7,800          376,974
  Synovus Financial Corp.                               9,900          284,823
  Willis Group Hokding                                  9,000          315,000
  Wilmington Trust Corp.                                6,000          218,760
                                                                --------------
                                                                     3,561,975
                                                                --------------
  HEALTH CARE  14.0%
* Barr Pharmaceuticals, Inc.                            6,200          282,782
  Beckman Coulter, Inc.                                 6,100          340,319
* Cerner Corp.                                          4,100          322,916
* Coventry Health Care, Inc.                            5,500          440,000
  Dentsply Int'l., Inc.                                 7,200          381,384
* Endo Pharmaceuticals Holdings, Inc.                  17,500          525,000
* Invitrogen Corp.                                      5,400          457,542
* Laboratory Corp. of America Holdings                  6,900          340,308
* Varian Medical Systems, Inc.                         10,000          398,200
                                                                --------------
                                                                     3,488,451
                                                                --------------
  INDUSTRIALS 12.9%
* ChoicePoint, Inc.                                     9,000          386,370
  Donaldson Co., Inc.                                   5,500          168,520
  ITT Industries, Inc.                                  5,800          632,896
  L-3 Communications Holdings, Inc.                     5,000          409,400
  Parker-Hannifin Corp.                                 5,700          367,308
  Republic Services, Inc.                              14,500          525,335
  Rockwell Automation, Inc.                             8,000          416,320
* West Corp.                                            8,500          329,290
                                                                --------------
                                                                     3,235,439
                                                                --------------
  INFORMATION TECHNOLOGY  14.7%
* Activision, Inc.                                     21,333          476,793
* Affiliated Computer Services, Inc.                    7,500          389,625
  CDW Corp.                                             7,500          443,100
* Cognos, Inc.                                         12,000          433,320
* Computer Sciences Corp.                               8,500          378,675
  Diebold, Inc.                                         5,700          273,600
  Intersil Corp.                                       22,000          462,000
* Lexmark Int'l., Inc.                                  5,500          346,390
  Microchip Technology, Inc.                           14,700          457,464
                                                                --------------
                                                                     3,660,967
                                                                --------------
  MATERIALS  6.2%
  Ecolab, Inc.                                         11,000          363,000
  Engelhard Corp.                                       9,500          270,275
  Freeport-McMoran Copper & Gold, Inc.                  8,000          337,360
  Int'l. Flavors & Fragrances, Inc.                     9,000          324,900
  Sigma Aldrich Corp.                                   4,000          249,600
                                                                --------------
                                                                     1,545,135
                                                                --------------

  TOTAL COMMON STOCKS
  (Cost $20,935,642)                                                23,911,816
                                                                --------------

  ------------------------------------------------------------------------------
                                             Principal Amount        Value
                                               (M = $1,000)        (Note 1)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES  4.0%
  American Express
  3.45%, 09/06/2005
  (Cost $999,521)                                 1,000M               999,521
                                                                --------------
  Total Investments
  (Cost $21,935,163)**                                              24,911,337

  EXCESS OF OTHER ASSETS
    OVER LIABILITIES 0.3%                                               91,207
                                                                --------------
  NET ASSETS                                                    $   25,002,544
                                                                ==============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 net unrealized appreciation for federal income tax purposes aggregrated $2,976,174 of which $3,267,314 related to appreciated securities and $291,140 related to depreciated securities.

See notes to financial statements.

Sentinel International Equity Fund
Investment in Securities
at August 31, 2005 (Unaudited)

------------------------------------------------------------------------------------------
                                                                                 Value
                                                                    Shares      (Note 1)
------------------------------------------------------------------------------------------
Common Stocks                                        100.0%

                         AUSTRALIA                     1.6%
 National Australia (f)                                              85,700  $   2,030,611
                                                                             -------------

                          BELGIUM                      1.0%
 Belgacom SA (f)                                                     36,200      1,277,370
                                                                             -------------

                           CANADA                      3.3%
 BCE, Inc.                                                           70,800      1,853,128
 Encana Corp.                                                        47,000      2,304,764
                                                                             -------------
                                                                                 4,157,892
                                                                             -------------
                           CHINA                       0.5%
*China Life Insurance Co. Ltd. (ADR)                                 21,400        665,754
                                                                             -------------

                          DENMARK                      1.4%
*Danske Bank (f)                                                     59,200      1,798,638
                                                                             -------------

                          FINLAND                      4.4%
 Nokia OYJ (f)                                                      159,100      2,509,427
 Stora Enso Oyj-R (f)                                               132,200      1,828,753
 Upm - Kymmene Oyj (f)                                               58,750      1,174,789
                                                                             -------------
                                                                                 5,512,969
                                                                             -------------
                           FRANCE                      6.0%
 Credit Agricole SA (f)                                              55,000      1,471,277
 Michelin (f)                                                        32,897      2,008,226
 Societe Generale (f)                                                18,250      1,978,797
 Total S.A. (ADR)                                                    16,405      2,162,836
                                                                             -------------
*Total S.A. (ADR)                                                                7,621,136
                                                                             -------------

                          GERMANY                      3.8%
 BASF A.G. (f)                                                       28,100      1,980,850
 Bayer Motoren Werk (f)                                              39,200      1,768,015
 Deutsche Bank A.G. (f)                                              12,685      1,103,871
                                                                             -------------
                                                                                 4,852,736
                                                                             -------------
                         HONG KONG                     2.7%
 Cheung Kong (f)                                                     67,000        731,816
 HSBC Holdings (f)                                                   74,500      1,202,589
 Hutchison Wham Fnc (f)                                             143,800      1,428,167
                                                                             -------------
                                                                                 3,362,572
                                                                             -------------

                           ITALY                       1.7%
 E.N.I. SpA-Sponsored (ADR)                                          14,725      2,182,981
                                                                             -------------

                           JAPAN                      21.5%
 Canon, Inc. (f)                                                     50,800      2,572,534
 East Japan Railway NPV (f)                                             330      1,780,161
 Eisai Co. (f)                                                       11,200        426,229
 Fuji Photo Film (f)                                                 78,000      2,538,143
 Hitachi Ltd. (f)                                                    51,000        313,518
 Ito-Yokado Co. Ltd. (f)                                             28,000      1,008,889
 KAO Corp. (f)                                                       67,000      1,595,358
 Millea Holdings (f)                                                     79      1,160,100
 NEC Electronics (f)                                                 21,000        682,767
 Nintendo Co. Ltd. (f)                                               14,700      1,549,916
 Nippon Telegraph & Telephone (f)                                       389      1,697,379
 Nomura Securities (f)                                              145,000      1,995,654
 Olympus Corp. NPV (f)                                               52,000      1,031,588
 Shin-Etsu Chemical NPV (f)                                          60,100      2,435,777
 SMC Corp (f)                                                         6,800        846,296
 Sony Corp. (f)                                                      33,300      1,120,757
 Takeda Chemical Industries (f)                                      52,300      2,837,073
 Toyota Motor Corp. (f)                                              36,900      1,511,511
                                                                             -------------
                                                                                27,103,648
                                                                             -------------

                           MEXICO                      1.7%
 Fomento Economico Mexicano Sa Spon ADR Units                        13,700        938,724
 Telefonos de Mexico (ADR)                                           63,975      1,228,320
                                                                             -------------
                                                                                 2,167,044
                                                                             -------------

                        NETHERLANDS                    9.0%
 ABN-Amro Holdings (f)                                               51,200      1,233,131
 Aegon N.V. (f)                                                     152,600      2,153,196
 DSM N.V. (f)                                                        21,605      1,677,892
 Heineken N.V. (f)                                                   54,800      1,771,988
 ING Groep N.V. (f)                                                  54,631      1,594,269
 Koninklijke Philips Electronics N.V. (ADR)                          41,200      1,093,860
 TPG N.V. (f)                                                        69,000      1,778,050
                                                                             -------------
                                                                                11,302,385
                                                                             -------------
                           NORWAY                      1.3%
 Statoil ASA (f)                                                     65,700      1,612,325
                                                                             -------------

                        SOUTH KOREA                    2.5%
 Kookmin Bank (f)                                                    18,600        940,270
 Korea Electric Power  (ADR)                                         40,000        642,000
 KT Corp. (ADR)                                                      78,000      1,587,300
                                                                             -------------
                                                                                 3,169,570
                                                                             -------------

                           SPAIN                       2.2%
 Endesa (ADR)                                                        56,900      1,285,372
 Repsol (ADR)                                                        52,000      1,537,120
                                                                             -------------
                                                                                 2,822,492
                                                                             -------------

                           SWEDEN                      1.2%
 Nordea AB (f)                                                      159,700      1,552,736
                                                                             -------------

                        SWITZERLAND                    8.9%
 Credit Suisse Group (f)                                             45,400      1,978,823
 Nestle S.A. Registered (f)                                           8,600      2,417,677
 Novartis A.G. Registered (f)                                        73,500      3,573,523
 Roche  Holdings A.G. (f)                                             6,750        936,586
 Zurich Financial Services Group (f)(R)                              12,920      2,292,738
                                                                             -------------
                                                                                11,199,347
                                                                             -------------

                           TAIWAN
 Taiwan Semiconductors Mfg. Ltd. (ADR)                 0.5%          79,379        653,289
                                                                             -------------

                       UNITED KINGDOM                 24.8%
 Anglo American (f)                                                  53,800      1,365,447
 BAA plc (f)                                                        166,600      1,840,584
 Boots Group ord (f)                                                127,900      1,426,497
 BP Amaco plc (f)                                                   116,000      1,325,929
 British Aerospace Systems (f)                                      526,700      3,115,684
 Cadbury Schweppes (f)                                              255,200      2,526,905
 Diageo plc (f)                                                     156,100      2,236,920
 Glaxosmithkline plc (ADR)                                           82,750      4,031,580
 Kingfisher plc (f)                                                 287,950      1,310,051
 Morrison (Wm.) (f)                                                 570,200      1,859,870
 Reed Elserier (f)                                                  280,000      2,632,908
 Royal Bank of Scotland (f)                                         132,900      3,896,230
 Royal Dutch Shell (ADR)                                             15,817      1,071,444
 Vodafone Group (f)                                                 980,700      2,685,061
                                                                             -------------
                                                                                31,325,110
                                                                             -------------

TOTAL COMMON STOCKS
 (Cost $99,643,340)*                                                           126,370,605

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.0%                                                             19,621
                                                                             -------------

NET ASSETS                                                                   $ 126,390,226
                                                                             =============

------------------------------------------------------------------------------------------
SUMMARY OF FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION
                                                   PERCENT OF
INDUSTRY                                           NET ASSETS                 MARKET VALUE
------------------------------------------------------------------------------------------
Aerospace & Defense                                    2.5%                  $   3,115,684
Air Freight & Logistics                                2.9%                      3,618,633
Automobiles, Auto Parts                                2.6%                      3,279,526
Chemicals                                              1.3%                      1,677,892
Communications Equipment                               2.0%                      2,509,427
Consumer Electronics                                   1.8%                      2,214,617
Distillers/Brewery                                     3.9%                      4,947,631
Diversified Banks                                     13.2%                     16,611,826
Diversified Capital Markets                            0.9%                      1,103,871
Diversified Chemicals                                  1.6%                      1,980,850

Electrical Equipment/Manufacturers                     1.5%                      1,842,580
Financial Services - Diversified                       4.0%                      5,061,200
Forest Products                                        0.9%                      1,174,789
Home Entertainment Software                            1.2%                      1,549,916
Home Improvement Retail                                1.0%                      1,310,051
Household Products                                     1.3%                      1,595,358
Hypermarkets & Super Centers                           2.3%                      2,868,759
Insurance- Life & Health                               2.2%                      2,818,950
Insurance- Property & Casualty                         0.9%                      1,160,100
Mining                                                 1.1%                      1,365,447
Multi-Life Insurance                                   1.8%                      2,292,738
Oil & Gas - Exploration & Productions                  1.8%                      2,304,764
Oil & Gas - Integrated                                 7.8%                      9,892,634
Office Electronics                                     2.0%                      2,572,534
Packaged Foods                                         3.9%                      4,944,583
Paper Products                                         1.4%                      1,828,753
Pharmaceuticals                                       10.5%                     13,231,488
Photographic Products                                  2.0%                      2,538,143
Photo Supply/Equipment                                 0.8%                      1,031,588
Publishing                                             2.1%                      2,632,908
Railroads                                              1.4%                      1,780,161
Real Estate                                            0.6%                        731,816
Semiconductors                                         2.4%                      3,089,066
Tires & Rubber                                         1.6%                      2,008,226
Telecommunication Services                             9.3%                     11,756,725
Utilities - Electric                                   1.5%                      1,927,371
                                                     -----                   -------------
                                                     100.0%                  $ 126,370,605
                                                     =====                   =============

------------------------------------------------------------------------------------------

(f) Fair Valued Securities. At August 31, 2005, the market value of the Fair Valued Securities amounted to $103,132,135 81.6% of the net assets.

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $26,727,265 of which $29,120,582 related to appreciated securities and $2,393,317 related to depreciated securities.

(ADR) - American Depository Receipt

(R) - Return of Capital paid during the Fiscal Period.

See Notes to Financial Statements

  Sentinel Growth Index Fund
  Investment in Securities
  at August 31, 2005 (Unaudited)
  ------------------------------------------------------------------------------
                                                          Shares         Value
                                                                       (Note 1)
  ------------------------------------------------------------------------------

  COMMON STOCKS 99.9%
  CONSUMER DISCRETIONARY  9.9%
* Acco Brands Corp.                                      .530       $       14
* Apollo Group, Inc. - Class A                          1,900          149,454
* AutoZone, Inc.                                          800           75,600
* Bed Bath & Beyond, Inc.                               3,400          137,870
  Best Buy Co., Inc.                                    5,250          250,215
  Black & Decker Corp.                                  1,000           85,300
  Block, H & R, Inc.                                    3,800          102,410
* Coach, Inc.                                           4,400          146,036
  Darden Restaurants, Inc.                              1,700           53,397
  Dollar General Corp.                                  3,500           66,710
  Dow Jones & Co., Inc.                                   797           32,557
* Ebay, Inc.                                           14,200          574,958
  Fortune Brands, Inc.                                  1,700          147,866
* Goodyear Tire & Rubber Co.                            2,000           33,600
  Harley-Davidson, Inc.                                 3,380          166,499
  Harrah's Entertainment, Inc.                          2,100          146,076
  Hilton Hotels Corp.                                   4,400          101,948
  Home Depot, Inc.                                     25,100        1,012,032
  Int'l. Game Technology                                4,000          110,880
  Limited Brands, Inc.                                  4,400           96,712
  Lowe's Cos., Inc.                                     9,100          585,221
  Marriott Int'l., Inc. - Class A                       2,300          145,383
  Maytag Corp.                                            900           17,010
  McGraw-Hill Cos., Inc.                                4,400          212,168
  Meredith Corp.                                          500           24,550
  Newell Rubbermaid, Inc.                               3,200           74,976
  Nike, Inc. - Class B                                  2,700          213,057
  Nordstrom, Inc.                                       2,900           97,382
  Omnicom Group, Inc.                                   2,181          175,440
  Radioshack Corp.                                      1,554           38,943
  Sherwin Williams Co.                                  1,500           69,540
  Staples, Inc.                                         8,550          187,758
* Starbucks Corp.                                       4,600          225,584
  Target Corp.                                         10,300          553,625
  TJX Cos., Inc.                                        5,500          115,005
  Visteon Corp.                                         1,500           14,820
  Yum Brands, Inc.                                      3,420          162,040
                                                                --------------
                                                                     6,402,636
                                                                --------------
  CONSUMER STAPLES  17.8%
  Altria Group, Inc.                                   24,200        1,710,940
  Anheuser-Busch Co., Inc.                              9,084          402,512
  Avon Products, Inc.                                   5,502          180,576
  Brown Forman Corp. - Class B                          1,100           62,293

  Campbell Soup Co.                                     3,769          110,809
  Clorox Co.                                            1,800          103,626
  Coca-Cola Co.                                        26,445        1,163,580
  Colgate Palmolive Co.                                 6,094          319,935
  General Mills, Inc.                                   4,300          198,316
  Gillette Co.                                         11,657          627,963
  Heinz, H.J. Co.                                       4,094          147,056
  The Hershey Co.                                       2,600          153,634
  Kellogg Co.                                           4,112          186,397
  Kimberly-Clark Corp.                                  5,600          348,992
  McCormick & Co., Inc.                                 1,600           54,256
  Pepsi Bottling Group, Inc.                            2,300           67,804
  PepsiCo, Inc.                                        19,554        1,072,537
  Procter & Gamble Co.                                 29,000        1,608,920
  Sara Lee Corp.                                        9,124          173,356
  Sysco Corp.                                           7,340          245,009
  UST, Inc.                                             1,899           80,821
  Walgreen Co.                                         11,986          555,311
  Wal-Mart Stores, Inc.                                39,121        1,758,880
  Wrigley (Wm.) Jr. Co.                                 2,276          161,710
                                                                --------------
                                                                    11,495,233
                                                                --------------
  ENERGY 9.8%
  Baker Hughes, Inc.                                    4,000          235,000
  B.J. Services Co.                                     1,900          119,852
  EOG Resources, Inc.                                   2,800          178,724
  Exxon Mobil Corp.                                    74,500        4,462,550
  Halliburton Co.                                       5,900          365,623
  Kinder Morgan, Inc.                                   1,300          124,111
  Schlumberger Ltd.                                     6,900          594,987
  Sunoco, Inc.                                          1,600          116,320
  XTO Energy, Inc.                                      4,233          168,473
                                                                --------------
                                                                     6,365,640
                                                                --------------
  FINANCIALS  3.4%
  American Express Co.                                 13,700          756,788
  Federated Investors, Inc. - Class B                   1,100           34,166
  Franklin Resources, Inc.                              2,300          185,012
  Moody's Corp.                                         3,278          160,983
  Progressive Corp.                                     2,400          231,384
  Public Storage, Inc.                                  1,200           81,024
  Schwab, Charles Corp.                                13,300          179,949
  Simon Property Group, Inc.                            2,600          197,782
  SLM Corp.                                             4,904          243,974
  T. Rowe Price Group, Inc.                             1,500           94,500
                                                                --------------
                                                                     2,165,562
                                                                --------------
  HEALTH CARE  19.0%
  Abbott Labs                                          18,135          818,432
  Allergan, Inc.                                        1,562          143,782
* Amgen, Inc.                                          14,518        1,159,988
  Bard C.R., Inc.                                       1,200           77,196
  Baxter Int'l., Inc.                                   7,300          294,409
  Becton Dickinson & Co.                                3,000          157,890
  Biomet, Inc.                                          2,950          108,826

* Boston Scientific Corp.                               8,700          233,856
  Bristol-Myers Squibb Co.                             22,818          558,356
* Coventry Health Care, Inc.                            1,300          104,000
 *Express Scripts, Inc.                                 1,700           98,362
* Forest Labs, Inc.                                     4,000          177,600
* Genzyme Corp.                                         3,000          213,510
* Gilead Sciences, Inc.                                 5,300          227,900
  Guidant Corp.                                         3,825          270,198
  HCA, Inc.                                             4,900          241,570
* Hospira, Inc.                                         1,800           71,712
  IMS Health, Inc.                                      2,628           71,482
  Johnson & Johnson                                    34,750        2,202,803
  Lilly, Eli & Co.                                     13,260          729,565
* Medimmune, Inc.                                       2,900           86,797
  Medtronic, Inc.                                      14,128          805,296
  Merck & Co., Inc.                                    25,765          727,346
* Millipore Corp.                                         597           38,178
  Quest Diagnostics, Inc.                               2,100          104,958
  Schering Plough Corp.                                17,200          368,252
* St. Jude Medical, Inc.                                4,200          192,780
  Stryker Corp.                                         4,400          240,020
  UnitedHealth Group, Inc.                             14,800          762,200
* Waters Corp.                                          1,400           63,658
  Wyeth                                                15,700          718,903
* Zimmer Holdings, Inc.                                 2,941          241,662
                                                                --------------
                                                                    12,311,487
                                                                --------------
  INDUSTRIALS 13.8%
  3M Co.                                                9,000          640,350
* American Standard Cos., Inc.                          2,100           95,760
  Avery Dennison Corp.                                  1,156           61,777
  Boeing Co.                                            9,700          650,094
  Caterpillar, Inc.                                     8,000          443,920
  Danaher Corp.                                         3,200          171,392
  Emerson Electric Co.                                  4,900          329,672
  Equifax, Inc.                                         1,472           48,635
  Fluor Corp.                                           1,000           61,910
  General Electric Co.                                124,055        4,169,489
  Lockheed Martin Corp.                                 4,700          292,528
* Monster Worldwide, Inc.                               1,400           43,736
  Pitney Bowes, Inc.                                    2,700          116,775
  Robert Half Int'l., Inc.                              1,800           60,624
  Rockwell Automation, Inc.                             2,000          104,080
  Rockwell Collins, Inc.                                2,100          101,073
  United Parcel Service, Inc. - Class B                13,000          921,570
  United Technologies Corp.                            12,000          600,000
                                                                --------------
                                                                     8,913,385
                                                                --------------
  INFORMATION TECHNOLOGY  23.9%
  Adobe Systems, Inc.                                   5,676          153,479
* Altera Corp.                                          4,300           94,041
  Analog Devices, Inc.                                  4,300          156,735
* Apple Computer, Inc.                                  9,600          450,528
  Autodesk, Inc.                                        2,700          116,640

  Automatic Data Processing, Inc.                       6,863          293,393
* Avaya, Inc.                                           5,500           56,100
* Broadcom Corp. - Class A                              3,400          147,900
* Cisco Systems, Inc.                                  74,760        1,317,271
* Citrix Systems, Inc.                                  1,900           45,220
* Corning, Inc.                                        16,900          337,324
* Dell, Inc.                                           28,323        1,008,299
* Electronic Arts, Inc.                                 3,600          206,208
  First Data Corp.                                      9,100          378,105
* Gateway, Inc.                                         3,400           10,336
  Intel Corp.                                          72,208        1,857,190
  Int'l. Business Machines                             18,904        1,524,040
* Intuit, Inc.                                          2,200          100,848
* Lexmark Int'l. - Class A                              1,429           89,998
  Linear Technology                                     3,600          136,548
* Lucent Technologies                                  51,800          159,544
  Maxim Integrated Products, Inc.                       3,800          162,070
* Mercury Interactive Corp.                             1,000           36,670
  Microsoft Corp.                                     117,486        3,219,116
  National Semiconductor Corp.                          4,000           99,720
* Network Appliance, Inc.                               4,244          100,753
* NVIDIA Corp.                                          1,900           58,292
* Oracle Corp.                                         51,708          670,653
* Parametric Technology Corp.                           3,100           18,786
  Paychex, Inc.                                         4,122          140,684
* PMC-Sierra, Inc.                                      2,100           17,808
  Qualcomm, Inc.                                       19,116          759,096
* Symantec Corp.                                       13,900          291,622
* Texas Instruments                                    19,400          633,992
  Xilinx, Inc.                                          4,050          113,765
* Yahoo!, Inc.                                         15,360          512,102
                                                                --------------
                                                                    15,474,876
                                                                --------------
  MATERIALS  1.5%
  Allegheny Technologies, Inc.                          1,000           27,620
  Ball Corp.                                            1,300           48,763
  DuPont, E.I. de Nemours & Co.                        11,600          459,012
  Ecolab, Inc.                                          2,500           82,500
  Freeport-McMoran Copper & Gold - Class B              2,100           88,557
* Hercules, Inc.                                        1,300           16,575
  Int'l. Flavors & Fragrances                           1,000           36,100
  Praxair, Inc.                                         3,800          183,540
                                                                --------------
                                                                       942,667
                                                                --------------
  TELECOMMUNICATION SERVICES  0.2%
  Citizens Communications Co.                           3,900           53,196
* Qwest Communications Int'l., Inc.                    19,500           76,050
                                                                --------------
                                                                       129,246
                                                                --------------
  UTILITIES 0.6%
* AES Corp.                                             7,600          119,624
  TXU Corp.                                             2,800          271,656
                                                                --------------
                                                                       391,280
                                                                --------------

  TOTAL COMMON STOCKS
  (Cost $55,431,766)**                                              64,592,012

  EXCESS OF OTHER ASSETS
    OVER LIABILITIES  0.1%                                              44,699
                                                                --------------
  NET ASSETS                                                    $   64,636,711
                                                                ==============

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 net unrealized appreciation for federal income tax purposes aggregrated $9,160,246 of which $ 12,882,126 related to appreciated securities and $ 3,721,880 related to depreciated securities.

See notes to financial statements.

  SENTINEL COMMON STOCK FUND
  INVESTMENT IN SECURITIES
  at August 31, 2005 (Unaudited)
  -----------------------------------------------------------------------------
                                                                     VALUE
                                                       SHARES       (NOTE 1)
  -----------------------------------------------------------------------------
  COMMON STOCKS 97.2%
  CONSUMER DISCRETIONARY 9.1%
   Carnival Corp.                                     140,300   $    6,922,402
*  Comcast Corp. - Class A                            554,200       16,725,756
   Gap, Inc.                                          313,300        5,955,833
   Grupo Televisa, S.A. (ADR)                         117,900        7,404,120
   Hilton Hotels Corp.                                310,000        7,182,700
   McDonald's Corp.                                   269,400        8,742,030
   McGraw-Hill Cos., Inc.                             183,800        8,862,836
   Petsmart, Inc.                                     178,200        4,592,214
   Staples, Inc.                                      375,000        8,235,000
   Time Warner, Inc.                                1,143,300       20,487,936
   TJX Cos., Inc.                                     298,700        6,245,817
                                                                --------------
                                                                   101,356,644
                                                                --------------
  CONSUMER STAPLES 10.3%
   Altria Group, Inc.                                 255,400       18,056,780
   Coca-Cola Co.                                      110,600        4,866,400
   CVS Corp.                                          284,600        8,358,702
   Diageo plc (ADR)                                   195,400       11,276,534
   Gillette Co.                                       105,000        5,656,350
   Kimberly-Clark Corp.                               240,000       14,956,800
   PepsiCo, Inc.                                      308,100       16,899,285
   Procter & Gamble Co.                               218,600       12,127,928
   Wal-Mart Stores, Inc.                               95,300        4,284,688
   Wrigley (Wm.) Jr. Co.                              242,500       17,229,625
                                                                --------------
                                                                   113,713,092
                                                                --------------
  ENERGY 11.7%
   Chevron Corp.                                      288,900       17,738,460
   EOG Resources, Inc.                                224,400       14,323,452
   Exxon Mobil Corp.                                  500,000       29,950,000
   GlobalSantaFe Corp.                                181,100        8,489,968
   Murphy Oil Corp.                                    55,400        3,027,610

   Noble Energy, Inc.                                  93,500        8,241,090
*  Pride Int'l., Inc.                                 439,100       11,109,230
   Schlumberger Ltd.                                  303,400       26,162,182
*  Weatherford Int'l., Ltd.                           165,000       11,172,150
                                                                --------------
                                                                   130,214,142
                                                                --------------

  FINANCIALS 16.1%
   American Express Co.                               253,300       13,992,292
   American Int'l. Group                              232,900       13,787,680
   Bank of America Corp.                              403,600       17,366,908
   Bank of New York, Inc.                             340,000       10,393,800
   Citigroup, Inc.                                    575,000       25,167,750
   Goldman Sachs Group, Inc.                           90,000       10,006,200
   J.P. Morgan Chase & Co.                            306,800       10,397,452
   MBNA Corp.                                         280,600        7,071,120
   Mellon Financial Corp.                             312,000       10,124,400
   Merrill Lynch & Co., Inc.                          140,000        8,002,400
   Morgan Stanley                                     154,300        7,849,241
   PNC Financial Services Group, Inc.                  75,000        4,217,250
   St. Paul Travelers Cos., Inc.                      400,000       17,204,000
   U.S. Bancorp                                       400,000       11,688,000
   Wells Fargo & Co.                                  188,300       11,226,446
                                                                --------------
                                                                   178,494,939
                                                                --------------
  HEALTH CARE 16.7%
*  Amgen, Inc.                                        160,900       12,855,910
   Baxter Int'l., Inc.                                299,900       12,094,967
   Bristol-Myers Squibb Co.                           298,100        7,294,507
*  Cerner Corp.                                       107,500        8,466,700
   Cigna Corp.                                         45,100        5,200,932
   GlaxoSmithKline plc (ADR)                          201,300        9,807,336
   Guidant Corp.                                       72,600        5,128,464
   HCA, Inc.                                          246,200       12,137,660
   Johnson & Johnson                                  372,800       23,631,792
*  Laboratory Corp. of America Holdings               186,700        9,208,044
   Lilly, Eli & Co.                                   136,700        7,521,234
*  Medco Health Solutions, Inc.                       119,924        5,908,656
   Medtronic, Inc.                                    379,900       21,654,300

   Novartis (ADR)                                     220,400       10,744,500
   Pfizer, Inc.                                       749,300       19,084,671
   Sanofi-Aventis                                     126,900        5,426,244
   Teva Pharmaceutical Industries Ltd. (ADR)          290,800        9,433,552
                                                                --------------
                                                                   185,599,469
                                                                --------------
  INDUSTRIALS 13.4%
   Boeing Co.                                         139,000        9,315,780
   Canadian Nat'l. Railway Co.                         49,400        3,274,232
   Deere & Co.                                         79,000        5,165,020
   General Dynamics Corp.                              78,500        8,995,315
   General Electric Co.                               678,800       22,814,468
   Honeywell Int'l., Inc.                             449,300       17,199,204
   Northrop Grumman Corp.                             170,000        9,535,300
   Rockwell Automation, Inc.                          226,500       11,787,060
   Tyco Int'l. Ltd                                    675,100       18,788,033
   Union Pacific Corp.                                148,900       10,165,403
   United Technologies Corp.                          430,600       21,530,000
   Waste Management, Inc.                             380,000       10,423,400
                                                                --------------
                                                                   148,993,215
                                                                --------------
  INFORMATION TECHNOLOGY 12.6%
*  Accenture Ltd.                                     180,000        4,392,000
   Analog Devices, Inc.                               140,000        5,103,000
   Applied Materials, Inc.                            413,600        7,573,016
*  Broadcom Corp. - Class A                            73,500        3,197,250
   Computer Associates Int'l., Inc.                   212,100        5,718,216
*  EMC Corp.                                          771,500        9,921,490
   First Data Corp.                                   143,100        5,945,805
*  Freescale Semiconductor, Inc. - Class B            336,928        8,113,226
   Int'l. Business Machines                           192,200       15,495,164
   Microsoft Corp.                                    925,000       25,345,000
   Motorola, Inc.                                     606,200       13,263,656
   Nokia Corp. (ADR)                                  500,000        7,885,000
*  Oracle Corp.                                       875,300       11,352,641
   Seagate Technology(R)                              300,000        4,977,000
   Texas Instruments                                  351,200       11,477,216
                                                                --------------
                                                                   139,759,680
                                                                --------------

  MATERIALS 5.1%
   DuPont, E.I. de Nemours & Co.                      440,000       17,410,800
   Freeport-McMoran Copper & Gold - Class B           441,300       18,609,621
   Int'l. Paper Co.                                   308,500        9,517,225
   Newmont Mining Corp.                                57,200        2,263,976
   Praxair, Inc.                                      182,800        8,829,240
                                                                --------------
                                                                    56,630,862
                                                                --------------
  TELECOMMUNICATION SERVICES 1.3%
   Sprint Nextel Corp.                                245,200        6,358,036
   Vodafone Group plc (ADR)                           305,000        8,311,250
                                                                --------------
                                                                    14,669,286
                                                                --------------
  UTILITIES 0.9%
   Entergy Corp.                                      133,800       10,022,958
                                                                --------------

  TOTAL COMMON STOCKS
  (Cost $767,102,418)                                            1,079,454,287
                                                                --------------

  WARRANTS 0.0%
* Lucent Technologies Inc.
   (Cost $0)                                           23,806           19,759
                                                                --------------

  ------------------------------------------------------------------------------
                                            PRINCIPAL AMOUNT         VALUE
                                               (M=$1,000)           (NOTE 1)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES  2.8%
  Northern Trust Corp.
     3.47%, 09/02/05                              9,000M             8,999,133
  Toyota Credit
     3.46%, 09/06/05                              9,000M             8,995,675
  Toyota Credit
     3.47%, 09/07/05                              7,000M             6,995,952
  Wells Fargo & Co.
     3.49%, 09/08/05                              6,000M             5,995,928
                                                                --------------
  TOTAL CORPORATE SHORT-TERM NOTES
  (Cost $30,986,688)                                                30,986,688
                                                                --------------

  TOTAL INVESTMENTS
  (Cost $798,089,106)**                                          1,110,460,734

  Excess of Liabilities
    Over Other Assets 0.0%                                           (440,700)
                                                                --------------
  Net Assets                                                    $1,110,020,034
                                                                ==============

  ------------------------------------------------------------------------------

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 unrealized appreciation for federal income tax purposes aggregated $312,371,628 of which $324,613,472 related to appreciated securities and $12,241,844 related to depreciated securities.

(ADR) - American Depository Receipt

(R) - Return of Capital paid during the fiscal period.

See Notes to Financial Statements.

SENTINEL BALANCED FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUMT      VALUE
                                                    (M=$1,000)      (NOTE 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS 34.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION 21.6%
Collateralized Mortgage Obligations:
FHR 2841 BJ
         5% , 04/15/18                              4,000 M     $    4,049,080
FHR 2700 B
       4.5% , 11/15/23                              4,000 M          3,899,000
FHR 2989 CB
       4.5% , 06/15/25                              3,500 M          3,381,385
FHR 2727 PM
         6% , 08/15/29                              5,000 M          5,112,850
FHR 2787 OE
         6% , 05/15/30                              3,500 M          3,578,995
FHR 2672 TG
         5% , 11/15/31                              7,000 M          6,981,660
FHR 2534 PG
         6% , 11/15/31                              3,500 M          3,559,325
FHR 2485 TJ
         6% , 08/15/32                              3,500 M          3,659,145
FHR 2489 PE
         6% , 08/15/32                              5,000 M          5,211,750
FHR 2535 PC
         6% , 09/15/32                              3,500 M          3,632,895
FHR 2660 PE
         5% , 08/15/33                              4,000 M          3,961,040
FHR 2727 PM
         5% , 01/15/34                              4,000 M          3,806,880
FHR 2727 UE
         5% , 01/15/34                              3,000 M          2,963,040
FHR 2762 LY
         5% , 03/15/34                              4,000 M          3,916,320
                                                                 -------------
                                                                    57,713,365
                                                                 -------------

Mortgage-Backed Securities:
15-Year:
FHLMC G10037
       9.5% , 10/01/06                                  8 M              7,694
                                                                 -------------
20-Year:
FHLMC D97013
       5.5% , 02/01/25                              2,972 M          3,023,549
                                                                 -------------
30-Year:
FHLMC P00020
       6.5% , 10/01/22                                980 M          1,008,152
FHLMC C47315
       6.5% , 08/01/29                              1,665 M          1,727,967
                                                                 -------------
                                                                     2,736,119
                                                                 -------------

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        63,480,727
                                                                 -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION 12.2%
Collateralized Mortgage Obligations:
FNR 2005-38 DP
         5% , 06/25/19                              4,000 M         4,040,840
FNR 2003-48 TC
         5% , 06/25/23                              4,000 M         3,970,200
FNR 2005-40 YG
         5% , 05/25/25                              6,000 M         5,986,740
FNR 1998-61 PL
         6% , 11/25/28                              6,168 M         6,384,003
FNR 2002-73 QE
       5.5% , 04/25/31                              2,000 M         2,028,640
FNR 2003-86 OE
         5% , 03/25/32                              7,000 M         6,968,570
                                                                 -------------
                                                                    29,378,993
                                                                 -------------
15-Year:
FNMA 313699
         9% , 12/01/06                                 23 M             23,621
FNMA 251535
      10.5% , 09/01/12                                 33 M             36,313
                                                                 -------------
                                                                        59,934
                                                                 -------------
20-Year:
FNMA 313960
     10.25% , 10/01/17                                 31 M             33,449
                                                                 -------------
30-Year:
FNMA 500296
         6% , 04/01/29                                 16 M             16,732
FNMA 514054
         7% , 09/01/29                                111 M            117,072
FNMA 682348
       4.5% , 09/01/33                              3,225 M          3,136,716
FNMA 707312
         5% , 06/01/33                              1,584 M          1,578,141
FNMA 748895
         6% , 12/01/33                              1,501 M          1,534,408
                                                                 -------------
                                                                     6,383,069
                                                                 -------------

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                         35,855,445
                                                                 -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 0.8%
Collateralized Mortgage Obligations:
Mortgage-Backed Securities:
15-year:
GNMA 514482
       7.5% , 09/15/14                                101 M            107,166
                                                                 -------------

30-Year:
GNMA 26446
         9% , 02/15/09                                  8 M              8,709
GNMA 595180
         6% , 11/15/32                              2,244 M          2,316,731
                                                                 -------------
                                                                     2,325,440
                                                                 -------------

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATON                        2,432,606
                                                                 -------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $100,752,745)                                                101,768,778
                                                                 -------------

BONDS 2.1%

CONSUMER CYCLICALS 0.7%
Ford Motor Credit Co.
      4.95% , 01/15/08                                2,000 M        1,925,000
                                                                 -------------

FINANCIAL INSTITUTIONS 0.7%
Berkshire Hathaway Financial Corp.
      4.85% , 01/15/15                                2,000 M        2,032,500
                                                                 -------------

TELECOMMUNICATIONS 0.7%
Comcast Corp.
       5.5% , 03/15/11                                2,000 M        2,075,000
                                                                 -------------
TOTAL BONDS
 (Cost $5,869,866)                                                   6,032,500
                                                                 -------------

--------------------------------------------------------------------------------
                                                                       Value
                                                      Shares          (Note 1)
--------------------------------------------------------------------------------
COMMON STOCKS 61.2%

CONSUMER DISCRETIONARY 5.7%
  Carnival Corp.                                       24,700        1,218,698
* Comcast Corp. - Class A                              87,300        2,634,714
  Gap, Inc.                                            49,500          940,995
  Grupo Televisa, S.A.                                 18,500        1,161,800
  Hilton Hotels Corp.                                  75,000        1,737,750
  McDonald's Corp.                                     42,400        1,375,880
  McGraw-Hill Cos., Inc.                               29,600        1,427,312
  Petsmart, Inc.                                       28,300          729,291
  Staples, Inc.                                        61,050        1,340,658
  Time Warner, Inc.                                   181,400        3,250,688
  TJX Cos., Inc.                                       47,400          991,134
                                                                --------------
                                                                    16,808,920
                                                                --------------

  CONSUMER STAPLES 6.3%
  Altria Group, Inc.                                   40,500        2,863,350
  Coca-Cola Co.                                        17,600          774,400
  CVS Corp.                                            44,900        1,318,713

  Diageo plc (ADR)                                     30,600        1,765,926
  Gillette Co.                                         25,000        1,346,750
  Kimberly-Clark Corp.                                 40,000        2,492,800
  PepsiCo, Inc.                                        48,800        2,676,680
  Procter & Gamble Co.                                 34,900        1,936,252
  Wal-Mart Stores, Inc.                                15,100          678,896
  Wrigley (Wm.) Jr. Co.                                38,400        2,728,320
                                                                --------------
                                                                    18,582,087
                                                                --------------

  ENERGY 7.4%
  Chevron Corp.                                        55,600        3,413,840
  EOG Resources, Inc.                                  36,800        2,348,944
  Exxon Mobil Corp.                                    78,000        4,672,200
  GlobalSantaFe Corp.                                  28,500        1,336,080
  Murphy Oil Corp.                                      9,000          491,850
  Noble Energy, Inc.                                   15,400        1,357,356
* Pride Int'l., Inc.                                   68,700        1,738,110
  Schlumberger Ltd.                                    60,000        5,173,800
* Weatherford Int'l., Ltd.                             20,400        1,381,284
                                                                --------------
                                                                    21,913,464
                                                                --------------

  FINANCIALS 9.7%
  American Express Co.                                 40,600        2,242,744
  American Int'l. Group                                37,200        2,202,240
  Bank of America Corp.                                64,600        2,779,738
  Bank of New York, Inc.                               50,000        1,528,500
  Citigroup, Inc.                                     100,000        4,377,000
  Goldman Sachs Group, Inc.                            14,000        1,556,520
  J.P. Morgan Chase & Co.                              48,300        1,636,887
  MBNA Corp.                                           44,700        1,126,440
  Mellon Financial Corp.                               50,000        1,622,500
  Merrill Lynch & Co., Inc.                            23,400        1,337,544
  Morgan Stanley                                       24,500        1,246,315
  PNC Financial Services Group, Inc.                   11,800          663,514
  St. Paul Travelers Cos., Inc.                        66,672        2,867,563
  U.S. Bancorp                                         60,000        1,753,200
  Wells Fargo & Co.                                    30,500        1,818,410
                                                                --------------
                                                                    28,759,115
                                                                --------------

  HEALTH CARE 10.5%
* Amgen, Inc.                                          26,400        2,109,360
  Baxter Int'l., Inc.                                  47,700        1,923,741
  Bristol-Myers Squibb Co.                             48,100        1,177,007
* Cerner Corp.                                         17,500        1,378,300
  Cigna Corp.                                           7,000          807,240
  GlaxoSmithKline plc (ADR)                            32,400        1,578,528
  Guidant Corp.                                        17,000        1,200,880
  HCA, Inc.                                            38,700        1,907,910
  Johnson & Johnson                                    58,200        3,689,298
* Laboratory Corp. of America Holdings                 28,900        1,425,348
  Lilly, Eli & Co.                                     22,100        1,215,942
* Medco Health Solutions, Inc.                         19,660          968,648

  Medtronic, Inc.                                      59,800        3,408,600
  Novartis (ADR)                                       35,500        1,730,625
  Pfizer, Inc.                                        120,500        3,069,135
  Sanofi-Aventis (ADR)                                 20,200          863,752
  Teva Pharmaceutical Industries Ltd. (ADR)            71,000        2,303,240
                                                                --------------
                                                                    30,757,554
                                                                --------------

  INDUSTRIALS 8.8%
  Boeing Co.                                           34,500        2,312,190
  Canadian Nat'l. Railway Co.                           7,900          523,612
  Deere & Co.                                          12,500          817,250
  General Dynamics Corp.                               12,600        1,443,834
  General Electric Co.                                135,000        4,537,350
  Honeywell Int'l., Inc.                               71,700        2,744,676
  Northrop Grumman Corp.                               27,500        1,542,475
  Rockwell Automation, Inc.                            38,100        1,982,724
  Tyco Int'l. Ltd                                     106,100        2,952,763
  Union Pacific Corp.                                  23,900        1,631,653
  United Technologies Corp.                            72,000        3,600,000
  Waste Management, Inc.                               70,800        1,942,044
                                                                --------------
                                                                    26,030,571
                                                                --------------

  INFORMATION TECHNOLOGY 7.9%
* Accenture Ltd.                                       28,600          697,840
  Analog Devices, Inc.                                 22,700          827,415
  Applied Materials, Inc.                              69,500        1,272,545
* Broadcom Corp. - Class A                             11,300          491,550
  Computer Associates Int'l., Inc.                     34,500          930,120
* EMC Corp.                                           137,300        1,765,678
  First Data Corp.                                     23,200          963,960
* Freescale Semiconductor, Inc. - Class B              52,989        1,275,975
  Int'l. Business Machines                             30,400        2,450,848
  Microsoft Corp.                                     150,000        4,110,000
  Motorola, Inc.                                       96,200        2,104,856
  Nokia Corp. (ADR)                                    75,000        1,182,750
* Oracle Corp.                                        138,800        1,800,236
  Qualcomm, Inc.                                       15,100          599,621
  Seagate Technology(R)                                53,100          880,929
  Texas Instruments                                    55,400        1,810,472
                                                                --------------
                                                                    23,164,795
                                                                --------------

  MATERIALS 3.2%
  DuPont, E.I. de Nemours & Co.                        75,000        2,967,750
  Freeport-McMoran Copper & Gold - Class B             71,300        3,006,721
  Int'l. Paper Co.                                     49,700        1,533,245
  Newmont Mining Corp.                                  9,100          360,178
  Praxair, Inc.                                        29,000        1,400,700
                                                                --------------
                                                                     9,268,594
                                                                --------------

  TELECOMMUNICATION SERVICES 1.1%
  Sprint Group                                         41,300        1,070,909
  Vodafone Group plc (ADR)                             75,000        2,043,750
                                                                --------------
                                                                     3,114,659
                                                                --------------

  UTILITIES 0.6%
  Entergy Corp.                                        21,800        1,633,038
                                                                --------------

  TOTAL COMMON STOCKS
   (Cost $133,779,872)                                             180,032,797
                                                                --------------

  WARRANTS 0.0%
* Lucent Technologies, Inc.
    (Cost $0)                                           3,385            2,810
                                                                --------------



--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUMT      VALUE
                                                    (M=$1,000)      (NOTE 1)
--------------------------------------------------------------------------------

  CORPORATE SHORT-TERM NOTES 1.0%
  Wells Fargo & Co. 3.48%, 09/02/05
   Cost ($2,999,710)                                    3,000M       2,999,710
                                                                --------------


  TOTAL INVESTMENTS
   (Cost $243,402,193)**                                           290,836,595

  EXCESS OF OTHER ASSETS
   OVER LIABILITIES 1.1%                                             3,027,995
                                                                --------------
  NET ASSETS                                                     $ 293,864,590
                                                                ==============

--------------------------------------------------------------------------------

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $47,434,402 of which $49,784,127 related to appreciated securities and $2,349,725 related to depreciated securities.

(ADR) - American Depository Receipt

(R) - Return of Capital paid during the fiscal period.

See Notes to Financial Statements.

SENTINEL HIGH YIELD BOND FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT     VALUE
                                                   (M=$1,000)       (NOTE 1)
--------------------------------------------------------------------------------
BONDS 94.1%
BASIC INDUSTRY 13.9%
Abitibi-Consolidated Co.
6%                     , 06/20/13                       475 M   $      428,688
AK Steel Corp.
7.75%                  , 06/15/12                     1,275 M        1,188,938
Arch Western Finance LLC
6.75%                  , 07/01/13                       435 M          445,875
Boise Cascade LLC (b)
6.47375%               , 10/15/12                       450 M          455,625
Boise Cascade LLC
7.125%                 , 10/15/14                       425 M          415,437
Borden U.S. Finance Corp. (a)
9%                     , 07/15/14                       250 M          260,000
Bowater, Inc.
6.5%                   , 06/15/13                       825 M          794,062
Century Aluminum Co.
7.500%                 , 08/15/14                       230 M          239,200
Ethyl Corp.
8.88%                  , 05/01/10                       190 M          199,975
Foundation PA Coal Co.
7.25%                  , 08/01/14                       990 M        1,045,687
Freeport-McMoran Copper & Gold
10.125%                , 02/01/10                       775 M          856,375
Freeport-McMoran Copper & Gold
6.875%                 , 02/01/14                       410 M          403,850
Georgia-Pacific Corp.
8.125%                 , 05/15/11                     1,000 M        1,115,000
Georgia-Pacific Corp.
8%                     , 01/15/24                     1,000 M        1,142,500
Gerdau Ameristeel Corp.
10.375%                , 07/15/11                       137 M          153,097
Graphic Packaging Int'l., Inc.
8.5%                   , 08/15/11                     1,000 M        1,050,000
Huntsman Advanced Materials LLC
11%                    , 07/15/10                     1,000 M        1,140,000
Huntsman Int'l. LLC
9.875%                 , 03/01/09                     1,000 M        1,070,000
Huntsman LLC
11.5%                  , 07/15/12                       907 M        1,067,993
Lyondell Chemical Co.
10.5%                  , 06/01/13                     1,000 M        1,157,500
Millenium America, Inc.
7.625%                 , 11/15/26                     1,000 M          945,000
Nalco Co.
8.875%                 , 11/15/13                     1,250 M        1,351,563

Novelis, Inc. (a)
7.25%                  , 02/15/15                     1,410 M        1,420,575
Oregon Steel Mills, Inc.
10%                    , 07/15/09                     1,200 M        1,308,000
Peabody Energy Corp.
6.875%                 , 03/15/13                       340 M          355,725
Peabody Energy Corp.
5.875%                 , 04/15/16                       615 M          615,000
PQ Corp. (a)
7.5%                   , 02/15/13                       975 M          984,750
United States Steel Corp.
10.75%                 , 08/01/08                       782 M          883,660

                                                                --------------
                                                                    22,494,075
                                                                --------------
CAPITAL GOODS 9.7%
Case New Holland, Inc.
9.25%                  , 08/01/11                     2,050 M        2,193,500
Commercial Vehicle Group, Inc. (a)
8.00%                  , 07/01/13                       475 M          496,375
Columbus McKinnon Corp.
8.5%                   , 04/01/08                       975 M          995,719
Crown Cork & Seal, Inc.
7.375%                 , 12/15/26                       500 M          495,000
Crown European Hldgs.
9.5%                   , 03/01/11                     1,500 M        1,661,250
Douglas Dynamics LLC (a)
7.75%                  , 01/15/12                       685 M          695,275
Dresser, Inc.
9.375%                 , 04/15/11                       750 M          795,000
Dresser-Rand Group, Inc. (a)
7.375%                 , 11/01/14                       765 M          795,600
Graham Packaging Co. LP
9.875%                 , 10/15/14                       800 M          832,000
L-3 Communications Corp. (a)
6.375%                 , 10/15/15                       925 M          943,500
Moog, Inc.
6.25%                  , 01/15/15                       590 M          592,950
Owens-Brockway Glass Container
6.75%                  , 12/01/14                     2,000 M        2,020,000
Owens-Brockway Glass Container
8.25%                  , 05/15/13                     1,000 M        1,075,000
Terex Corp.
7.375%                 , 01/15/14                       960 M        1,003,200
Trimas Corp.
9.875%                 , 06/15/12                     1,375 M        1,182,500

                                                                --------------
                                                                    15,776,869
                                                                --------------

CONSUMER CYCLICAL 6.8%
CSK Auto, Inc.
7%                     , 01/15/14                     1,350 M        1,316,250
Dura Operating Corp.
8.625%                 , 04/15/12                       450 M          418,500
FTD, Inc.
7.75%                  , 02/15/14                       800 M          816,000
General Motors Acceptance Corp.
6.125%                 , 09/15/06                       800 M          803,000
General Motors Acceptance Corp.
5.625%                 , 05/15/09                     1,700 M        1,619,250
HLI Operating Co., Inc.
10.5%                  , 06/15/10                       450 M          450,000
Levi, Strauss & Co.
9.75%                  , 01/15/15                       775 M          821,500
Petco Animal Supplies
10.75%                 , 11/01/11                     1,000 M        1,110,000
Tenneco Automotive, Inc.
8.625%                 , 11/15/14                     1,850 M        1,928,625
United Auto Group, Inc.
9.625%                 , 03/15/12                     1,000 M        1,078,750
Warnaco, Inc.
8.875%                 , 06/15/13                       600 M          660,000

                                                                --------------
                                                                    11,021,875
Consumer Non-Cyclical 6.6%                                      --------------
Alltrista Corp.
9.75%                  , 05/01/12                     1,300 M        1,400,750
Amscan Hldgs., Inc.
8.75%                  , 05/01/14                       850 M          813,875
B & G Foods, Inc.
8%                     , 10/01/11                        70 M           71,487
Central Garden & Pet Co.
9.125%                 , 02/01/13                     1,000 M        1,085,000
Del Monte Corp.
8.625%                 , 12/15/12                       330 M          359,700
Del Monte Corp. (a)
6.75%                  , 02/15/15                       210 M          213,675
Elizabeth Arden, Inc.
7.75%                  , 01/15/14                     1,300 M        1,374,750
Jean Coutu Group PJC, Inc.
8.5%                   , 08/01/14                     2,050 M        2,111,500
Playtex Products, Inc.
8%                     , 03/01/11                     1,000 M        1,070,000
Riddell Bell Hldgs., Inc.
8.375%                 , 10/01/12                       705 M          719,100
Rite Aid Corp.
9.5%                   , 02/15/11                       400 M          425,000
Spectrum Brands, Inc.
7.4%                   , 02/01/15                     1,040 M        1,006,200

                                                                --------------
                                                                    10,651,037
                                                                --------------

ENERGY 8.9%
Chesapeake Energy Corp.
6.375%                 , 06/15/15                       675 M          691,875
Chesapeake Energy Corp.
6.875%                 , 01/15/16                     1,595 M        1,660,794
El Paso Corp.
7.875%                 , 06/15/12                     1,575 M        1,645,875
El Paso Energy Corp.
7.75%                  , 01/15/32                       575 M          583,625
El Paso Production Holdings Co.
7.75%                  , 06/01/13                     1,000 M        1,062,500
Encore Acquisition Co.
6.25%                  , 04/15/14                       495 M          495,000
Exco Resources, Inc.
7.25%                  , 01/15/11                       225 M          232,875
Parker Drilling Co.
9.625%                 , 10/01/13                       495 M          564,919
Parker Drilling Co. (a)
9.625%                 , 10/01/13                       925 M        1,055,656
Petroleum Geo Services ASA
10%                    , 11/05/10                     1,200 M        1,356,000
Plains Exploration & Production Co.
8.75%                  , 07/01/12                       500 M          547,500
Premcor Refining Group, Inc.
9.5%                   , 02/01/13                       800 M          914,000
Venoco, Inc.
8.75%                  , 12/15/11                       375 M          390,937
Williams Clayton Energy, Inc. (a)
7.750%                 , 08/01/13                       860 M          853,550
Williams Cos., Inc.
8.125%                 , 03/15/12                     1,200 M        1,345,500
Williams Cos., Inc.
7.5%                   , 01/15/31                       875 M          955,937
                                                                --------------
                                                                    14,356,543
                                                                --------------

FINANCIAL 1.8%
Crum & Foster Hldgs. Corp.
10.375%                , 06/15/13                       750 M          832,500
Thornburg Mortgage, Inc.
8%                     , 05/15/13                     1,250 M        1,281,250
Triad Financial Corp. (a)
11.125%                , 05/01/13                       775 M          809,875
                                                                --------------
                                                                     2,923,625
                                                                --------------

MEDIA 7.2%
American Color Graphics, Inc.
10%                    , 06/15/10                       825 M          639,375
Cablevision Systems Corp.
8%                     , 04/15/12                     1,240 M        1,238,450
CCO Hldgs. LLC
8.75%                  , 11/15/13                     1,000 M          997,500
Charter Communications Holdings LLC
8.625%                 , 04/01/09                       490 M          407,925
CSC Hldgs., Inc.
7.625%                 , 04/01/11                     1,000 M        1,007,500
Dex Media East LLC
9.875%                 , 11/15/09                     1,000 M        1,096,250
Emmis Communications Corp.(c)
9.314%                 , 06/15/12                       450 M          457,875
Emmis Operating Co.
6.875%                 , 05/15/12                       860 M          864,300
Houghton Mifflin Co.
8.25%                  , 02/01/11                       775 M          812,781
LIN Television Corp.
6.50%                  , 05/15/13                       850 M          812,812
Mediacom LLC
9.5%                   , 01/15/13                     1,000 M        1,022,500
Primedia, Inc.
8.875%                 , 05/15/11                       635 M          668,337
Sinclair Broadcast Group, Inc.
8%                     , 03/15/12                       875 M          906,719
Sirius Satellite Radio, Inc. (a)
10%                    , 08/01/13                       665 M          656,687
                                                                --------------
                                                                    11,589,011
REAL ESTATE 0.6%                                                --------------
Crescent Real Estate
9.25%                  , 04/15/09                       840 M          898,800
                                                                --------------

SERVICES CYCLICAL 16.7%
AMC Entertainment, Inc.
9.875%                 , 02/01/12                     1,200 M        1,213,500
Ameristar Casinos, Inc.
10.75%                 , 02/15/09                     1,000 M        1,085,000
Cinemark, Inc.
0%, Due 03/15/14
Steps up to 9.75% Beginning 03/15/09                  1,840 M        1,322,500
Cinemark USA, Inc.
9.0%                   , 02/01/13                       800 M          852,000
CP Ships Ltd.
10.375%                , 07/15/12                     1,000 M        1,135,000
Gulfmark Offshore, Inc.
7.75%                  , 07/15/14                       500 M          536,250

Herbst Gaming, Inc.
7%                     , 11/15/14                       925 M          941,188
H-Lines Financial Hldgs. Corp. (a)
0%, Due 04/01/13
Steps up to 11% Beginning 04/01/08                    2,125 M        1,745,156
Hornbeck Offshore Services, Inc.
6.125%                 , 12/01/14                       250 M          251,563
Host Marriott LP
7.125%                 , 11/01/13                     1,000 M        1,050,000
IMAX Corp.
9.625%                 , 12/01/10                     1,250 M        1,353,125
Inn of the Mountain Gods Resort
12%                    , 11/15/10                     1,000 M        1,152,500
Intrawest Corp.
7.5%                   , 10/15/13                       875 M          907,812
Isle of Capri Casinos, Inc.
7%                     , 03/01/14                     1,000 M          987,500
Las Vegas Sands Corp.
6.375%                 , 02/15/15                       755 M          732,350
La Quinta Properties, Inc.
8.875%                 , 03/15/11                       400 M          433,000
Mandalay Resort Group
10.250%                , 08/01/07                     1,000 M        1,088,750
Marquee Hldgs., Inc.
0%, Due 08/15/14
Steps up to 12% Beginning 08/15/09                    1,500 M          963,750
Meritage Homes Corp.
6.25%                  , 03/15/15                       500 M          470,625
MGM Mirage
5.875%                 , 02/27/14                       550 M          533,500
MTR Gaming Group, Inc.
9.75%                  , 04/01/10                     1,000 M        1,091,250
Nationsrent Cos., Inc.
9.5%                   , 10/15/10                     1,000 M        1,100,000
Norcross Safety Products LLC
9.875%                 , 08/15/11                       750 M          800,625
Overseas Shipholding Group, Inc.
8.25%                  , 03/15/13                       750 M          808,125
Sea Containers Ltd.
10.5%                  , 05/15/12                       440 M          452,650
Ship Finance Int'l. Ltd.
8.5%                   , 12/15/13                       865 M          840,131
Station Casinos, Inc.
6.5%                   , 02/01/14                       450 M          459,000
Station Casinos, Inc. (a)
6.875%                 , 03/01/16                       700 M          722,750
Station Casinos, Inc.
6.875%                 , 03/01/16                       450 M          464,625

Technical Olympic USA, Inc.
7.5%                   , 03/15/11                       500 M          477,500
United Rentals North America, Inc.
7.75%                  , 11/15/13                     1,000 M          982,500
                                                                --------------
                                                                    26,954,225
SERVICES NON-CYCLICAL 6.2%                                      --------------
Allied Waste North American, Inc.
5.75%                  , 02/15/11                       875 M          821,406
Allied Waste North American, Inc.
6.375%                 , 04/15/11                       125 M          121,094
Carriage Services, Inc.
7.875%                 , 01/15/15                       705 M          736,725
HCA, Inc.
6.375%                 , 01/15/15                       925 M          953,906
Iasis Capital LLC
8.75%                  , 06/15/14                       565 M          611,613
Omega Healthcare Investments, Inc.
6.95%                  , 08/01/07                       600 M          609,000
Omega Healthcare Investments, Inc.
7%                     , 04/01/14                       175 M          178,063
Select Medical Corp.
7.625%                 , 02/01/15                     1,075 M        1,050,812
Service Corp. Int'l.
6.75%                  , 04/01/16                       750 M          763,125
Service Corp. Int'l. (a)
7.00%                  , 06/15/17                       475 M          483,313
Team Health, Inc.
9%                     , 04/01/12                     1,000 M        1,090,000
Tenet Healthcare Corp.
9.875%                 , 07/01/14                     1,500 M        1,605,000
Universal Hospital Services
10.125%                , 11/01/11                     1,030 M        1,045,450
                                                                --------------
                                                                    10,069,507
TECHNOLOGY 4.1%                                                 --------------
Celestica, Inc.
7.875%                 , 07/01/11                       225 M          232,875
Celestica, Inc.
7.63%                  , 07/01/13                     1,175 M        1,189,688
Northern Telecom Corp.
7.875%                 , 06/15/26                       775 M          800,188
Northern Telecom Ltd.
6.875%                 , 09/01/23                     1,000 M          965,000
Stratus Technologies, Inc.
10.375%                , 12/01/08                       685 M          702,125
Sungard Data Systems, Inc. (a)
9.125%                 , 08/15/13                     1,150 M        1,213,250

Sungard Data Systems, Inc. (a)
10.250%                , 08/15/15                       450 M          472,500
Telex Communications, Inc.
11.5%                  , 10/15/08                     1,000 M        1,072,500
                                                                --------------
                                                                     6,648,126
TELECOMMUNICATIONS 7.1%                                         --------------
Alamosa Delaware, Inc.
8.5%                   , 01/31/12                       450 M          490,500
Centennial Communications Corp.
8.13%                  , 02/01/14                       750 M          800,625
Consolidated Communications, Inc.
9.75%                  , 04/01/12                       324 M          348,300
Dobson Communications Corp.
8.875%                 , 10/01/13                       825 M          829,125
Hawaiian Telcom Communications (a)(d)
8.71%                  , 05/01/13                       225 M          231,750
Hawaiian Telcom Communications (a)
9.75%                  , 05/01/13                       150 M          158,625
Horizon PCS, Inc.
11.375%                , 07/15/12                       600 M          699,000
Nextel Communications, Inc.
7.375%                 , 08/01/15                     1,000 M        1,081,250
Qwest Capital Funding, Inc.
7%                     , 08/03/09                     1,625 M        1,608,750
Qwest Corp.
7.875%                 , 09/01/11                       835 M          872,575
Rogers Wireless, Inc.
9.625%                 , 05/01/11                       500 M          585,625
Rogers Wireless, Inc.
6.375%                 , 03/01/14                       350 M          357,875
Rogers Wireless, Inc.
7.5%                   , 03/15/15                       575 M          631,781
Rural Cellular Corp.
9.8%                   , 01/15/10                     1,625 M        1,653,437
Rural Cellular Corp.
8.25%                  , 03/15/12                       170 M          179,350
Ubiquitel Operations Co.
9.875%                 , 03/01/11                       425 M          476,000
US Unwired, Inc.
10%                    , 06/15/12                       425 M          495,125
                                                                --------------
                                                                    11,499,693
                                                                --------------

UTILITIES 4.5%
AES Corp.
7.75%                  , 03/01/14                     1,400 M        1,527,750
Calpine Canada Energy Financial
8.5%                   , 05/01/08                       565 M          396,913
NRG Energy, Inc.
8%                     , 12/15/13                       469 M          507,693
Reliant Energy, Inc.
9.5%                   , 07/15/13                     1,000 M        1,117,500
Reliant Energy, Inc.
6.75%                  , 12/15/14                       700 M          693,000
Semco Energy, Inc.
7.125%                 , 05/15/08                       500 M          516,250
Semco Energy, Inc.
7.75%                  , 05/15/13                       500 M          531,250
Tenaska, Alabama Partners (a)
7%                     , 06/30/21                       350 M          367,062
Texas Genco LLC (a)
6.875%                 , 12/15/14                     1,500 M        1,563,750
                                                                --------------
                                                                     7,221,168
TOTAL BONDS                                                     --------------
  (Cost $147,669,651)                                              152,104,554
                                                                --------------
CORPORATE CONVERTIBLE BONDS 0.6%
UTILITIES
Calpine Corp.
7.750%                 , 06/01/15
 (Cost $1,000,000)                                    1,000 M          961,250
                                                                --------------

--------------------------------------------------------------------------------
                                                                      VALUE
                                                    SHARES           (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS  0.8%
CAPITAL GOODS 0.1%
* Owens Illinois, Inc.                                  3,000          77,400
                                                                --------------

ENTERTAINMENT 0.6%
* Charter Communications, Inc. Class-A                 75,000         111,750
* Imax Corp.                                           54,472         497,874
* Las Vegas Sands Corp.                                10,000         352,900
                                                                --------------
                                                                      962,524
                                                                --------------
TECHNOLOGY 0.1%
*Crown Castle Int'l. Corp.                              7,500         185,700
                                                                --------------

TOTAL COMMON STOCKS
 (Cost $1,193,811)                                                   1,225,624
                                                                --------------

WARRANTS 0.2%
* American Tower Escrow Corp.                           1,000          337,660

* Ono Financial Plc. (a)                                1,000                0

* Ono Financial Plc. (a)                                1,000                0
                                                                --------------
 TOTAL WARRANTS
   (Cost $76,272)                                                      337,660
                                                                --------------

--------------------------------------------------------------------------------
                                             Principal Amount       Value
                                                (M=$1,000)         (Note 1)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.8%
Federal Home Loan Bank
(Cost $4,594,000)        3.15%                   4,594 M             4,594,000
                                                                --------------

TOTAL INVESTMENTS
 (Cost $154,533,734)**                                             159,223,088

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 1.5%                                              2,514,312
                                                                --------------

NET ASSETS                                                      $  161,737,400
                                                                ==============

--------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August 31, 2005, the market value of rule 144A securities amounted to $16,143,674 or 10.0% of net assets.

(b) Boise Cascade LLC has a variable interest rate that floats quarterly on 15th of January, April, July, October. The interest rate is based on the 3-month Libor rate plus 2.875%.

(c) Emmis Communications Corp. has a variable interest rate that floats quarterly on 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 5.875%.

(d) Hawaiian Telecom has a variable interest rate that floats semi-annually on 1st of May and November. The interest rate is based on the 6-month Libor rate plus 5.5%.

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005, unrealized appreciation for federal income tax purposes aggregated $4,689,354 of which $5,890,197. related to appreciated securities and $1,200,843 related to depreciated securities.

See Notes to Financial Statements.

SENTINEL CAPITAL MARKETS INCOME FUND
INVESTMENT IN SECURITIES
at August 31,  2005 (Unaudited)
--------------------------------------------------------------------------------
                                                 Principal Amoumt    Value
                                                    (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 26.7%
FEDERAL HOME LOAN BANK 6.5%
Agency Discount Notes:
                3.15%    ,     09/01/05               5,354 M   $    5,354,000
                                                                --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION 14.7%
Collateralized Mortgage Obligations:
FHR 2841 BJ
                   5%    ,     04/15/18               1,500 M        1,519,356
FHR 2700 B
                 4.5%    ,     11/15/23               1,500 M        1,462,125
FHR 2989 CB
                 4.5%    ,     06/15/25               3,000 M        2,898,330
FHR 2672 TG
                   5%    ,     11/15/31               1,000 M          998,011
FHR 2485 TJ
                   6%    ,     08/15/32               2,500 M        2,615,261
FHR 2727 UE
                   5%    ,     01/15/34               1,500 M        1,482,472
                                                                --------------
                                                                    10,975,555
                                                                --------------
Mortgage Backed Securities:
30-Year
FHLMC C47315
                 6.5%    ,     08/01/29               1,089 M        1,126,000
                                                                --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        12,101,555
                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 2.4%
Collateralized Mortgage Obligations:
FNR 2002-73 QE
                 5.5%    ,     04/25/31               1,000 M        1,014,950
FNR 2003-86 OE
                   5%    ,     03/25/32               1,000 M          996,141
                                                                --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                          2,011,091
                                                                --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3.1%
Mortgage-Backed Securities:
30-Year:
GNMA 628416X
                   6%    ,     03/15/24               2,436 M        2,513,421
                                                                --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $21,859,004)                                                 21,980,067
                                                                --------------

DOMESTIC BONDS 29.2%
BASIC INDUSTRY 4.8%
Abitibi-Consolidated Co.
                   6%    ,     06/20/13                  75 M           67,687
AK Steel Corp.
                7.75%    ,     06/15/12                 200 M          186,500
Arch Western Finance LLC
                6.75%    ,     07/01/13                  55 M           56,375
Boise Cascade LLC                       (d)
             6.47375%    ,     10/15/12                  75 M           75,937
Boise Cascade LLC
               7.125%    ,     10/15/14                  65 M           63,536
Borden U.S. Finance Corp.               (a)
                   9%    ,     07/15/14                  50 M           52,000
Bowater, Inc.
                 6.5%    ,     06/15/13                 125 M          120,313
Century Aluminum Co.
                 7.5%    ,     08/15/14                  55 M           57,200
Freeport-McMoran Copper & Gold
               6.875%    ,     02/01/14                 250 M          246,250
Georgia-Pacific Corp.
                   8%    ,     01/15/24                 270 M          308,475
Gerdau Ameristeel Corp.
              10.375%    ,     07/15/11                  41 M           45,817
Graphic Packaging Int'l., Inc.
                 8.5%    ,     08/15/11                 125 M          131,250
Huntsman Advanced Materials LLC
                  11%    ,     07/15/10                 250 M          285,000
Huntsman Int'l. LLC
                11.5%    ,     07/15/12                 165 M          194,288
Lyondell Chemical Co.
                 9.5%    ,     12/15/08                 120 M          126,900
Lyondell Chemical Co.
                10.5%    ,     06/01/13                 250 M          289,375
Millennium America, Inc.
               7.625%    ,     11/15/26                 150 M          141,750
Nalco Co.                               (a)
                   9%    ,     11/15/13             250,000 (E)        337,726
Novelis, Inc.                           (a)
                7.25%    ,     02/15/15                 560 M          564,200
Oregon Steel Mills, Inc.
                  10%    ,     07/15/09                 225 M          245,250
Peabody Energy Corp.
               5.875%    ,     04/15/16                 250 M          250,000
United States Steel Corp.
               10.75%    ,     08/01/08                 130 M          146,900
                                                                --------------
                                                                     3,992,729
                                                                --------------

CAPITAL GOODS 1.9%
Case New Holland, Inc.
                9.25%    ,     08/01/11                 300 M          321,000
Crown European Holdings
              10.875%    ,     03/01/13                 250 M          296,250
Douglas Dynamics LLC                    (a)
                7.75%    ,     01/15/12                 160 M          162,400
Graham Packaging Co.                    (a)
               9.875%    ,     10/15/14                 150 M          156,000
L-3 Communications Corp.                (a)
               6.375%    ,     10/15/15                 150 M          153,000
Moog, Inc.
                6.25%    ,     01/15/15                 175 M          175,875
Owens-Brockway Glass Container
                6.75%    ,     12/01/14                 300 M          303,000
                                                                --------------
                                                                     1,567,525
                                                                --------------
CONSUMER CYCLICAL 2.0%
CSK Auto, Inc.
                   7%    ,     01/15/14                 125 M          121,875
Dura Operating Corp.
               8.625%    ,     04/15/12                 100 M           93,000
FTD, Inc.
                7.75%    ,     02/15/14                 243 M          247,860
General Motors Acceptance Corp.
               6.125%    ,     09/15/06                 150 M          150,617
General Motors Acceptance Corp.
               5.625%    ,     05/15/09                 250 M          238,062
HLI Operating, Inc.
                10.5%    ,     06/15/10                 100 M          100,000
Levi Strauss & Co.
                9.75%    ,     01/15/15                 150 M          159,000
Tenneco Automotive, Inc.
               8.625%    ,     11/15/14                 270 M          281,475
Warnaco, Inc.
               8.875%    ,     06/15/13                 250 M          275,000
                                                                --------------
                                                                     1,666,889
                                                                --------------
CONSUMER NON-CYCLICAL 1.7%
Amscan Holdings, Inc.
                8.75%    ,     05/01/14                  70 M           67,025
B & G Foods, Inc.
                   8%    ,     10/01/11                  20 M           20,425
Del Monte Corp.
               8.625%    ,     12/15/12                  49 M           53,410
Del Monte Corp.                         (a)
                6.75%    ,     02/15/15                  60 M           61,050
Elizabeth Arden, Inc.
                7.75%    ,     01/15/14                 300 M          317,250
Jean Coutu Group PJC, Inc.
                 8.5%    ,     08/01/14                 300 M          309,000
Michael Food, Inc.
                   8%    ,     11/15/13                  50 M           51,625
Riddell Bell Hldgs., Inc.
               8.375%    ,     10/01/12                 195 M          198,900
Spectrum Brands
               7.375%    ,     02/01/15                 300 M          290,250
                                                                --------------
                                                                     1,368,935
                                                                --------------

ENERGY  2.8%
Chesapeake Energy Corp.
               6.375%    ,     06/15/15                 100 M          102,500
Chesapeake Energy Corp.
               6.875%    ,     01/15/16                 230 M          239,488
Clayton Williams Energy, Inc.           (a)
                7.75%    ,     08/01/13                 150 M          148,875
Dresser-Rand Group, Inc.                (a)
               7.375%    ,     11/01/14                 130 M          135,200
El Paso Production Holdings Co.
               7.875%    ,     06/15/12                 325 M          339,625
El Paso Production Holdings Co.
                7.75%    ,     06/01/13                 200 M          212,500
El Paso Production Holdings Co.
                7.75%    ,     01/15/32                  75 M           76,124
Exco Resources, Inc.
                7.25%    ,     01/15/11                  40 M           41,400
Gazprom O A O                           (a)
               9.625%    ,     03/01/13                 350 M          430,063
Parker Drilling Co.                     (a)
               9.625%    ,     10/01/13                 150 M          171,187
Parker Drilling Co.
               9.625%    ,     10/01/13                  70 M           79,887
Williams Cos., Inc.
               8.125%    ,     03/15/12                 150 M          168,188
Williams Cos., Inc.
                 7.5%    ,     01/15/31                 125 M          136,563
                                                                --------------
                                                                     2,281,600
                                                                --------------
FINANCIAL  0.6%
Crum & Forster Holdings Corp.
              10.375%    ,     06/15/13                 200 M          222,000
Thornburg Mortgage, Inc.
                   8%    ,     05/15/13                 250 M          256,250
                                                                --------------
                                                                       478,250
                                                                --------------
FOREIGN SOVEREIGN  1.8%
Federative Republic of Brazil
                9.25%    ,     10/22/10                 150 M          166,050
Republic of Columbia
                9.75%    ,     04/09/11                 354 M          402,175
Republic of Columbia
               10.75%    ,     01/15/13                 200 M          245,500
Republic of Venezuela                   (b)
                4.15%    ,     04/20/11                 470 M          445,772
Republic of Venezuela
               10.75%    ,     09/19/13                 170 M          202,725
                                                                --------------
                                                                     1,462,222
                                                                --------------
MEDIA  2.4%
American Color Graphics, Inc.
                  10%    ,     06/15/10                 225 M          174,375
Cablevision Systems Corp.
                   8%    ,     04/15/12                 250 M          249,688
Charter Communications Holdings LLC
                8.75%    ,     11/15/13                 250 M          249,375

Dex Media East LLC
               9.875%    ,     11/15/09                 200 M          219,250
Emmis Operating Co.
               6.875%    ,     05/15/12                 230 M          231,150
Emmis Operating Co.                     (c)
             9.31438%    ,     06/15/12                  75 M           76,312
Houghton Mifflin Co.
                8.25%    ,     02/01/11                 125 M          131,094
LIN Television Corp.
                 6.5%    ,     05/15/13                 150 M          143,438
Mediacom LLC
                 9.5%    ,     01/15/13                 250 M          255,625
Primedia, Inc.
               8.875%    ,     05/15/11                 105 M          110,513
Siruis Satellite Radio, Inc.            (a)
               9.625%    ,     08/01/13                 165 M          162,938
                                                                --------------
                                                                     2,003,758
                                                                --------------
SERVICES CYCLICAL  4.4%
AMC Entertainment, Inc.
               9.875%    ,     02/01/12                 150 M          151,687
Cinemark, Inc.
                   0%    ,     03/15/14
STEPS UP TO 9.75% BEGINNING 03/15/09                    300 M          215,624
Cinemark, Inc.
                   9%    ,     02/01/13                 150 M          159,749
H-Lines Finance Hldgs.                  (a)
                   0%    ,     04/01/13                 300 M          246,375
Steps up to 11% Beginning 04/01/08
Host Marriott LP
               7.125%    ,     11/01/13                 100 M          105,000
IMAX Corp.
               9.625%    ,     12/01/10                 250 M          270,625
Intrawest Corp.
                 7.5%    ,     10/15/13                 125 M          129,687
Isle of Capri Casinos, Inc.
                   7%    ,     03/01/14                 125 M          123,437
La Quinta Properties, Inc.
               8.875%    ,     03/15/11                 300 M          324,750
Mandalay Resort Group
               10.25%    ,     08/01/07                 150 M          163,313
Marquee Holdings, Inc.
                   0%    ,     08/15/14
STEPS UP TO 12% BEGINNING 08/15/09                      400 M          257,000
Meritage Homes Corp.
                6.25%    ,     03/15/15                  75 M           70,594
MGM Mirage
               5.875%    ,     02/27/14                  75 M           72,749
MTR Gaming Group, Inc.
                9.75%    ,     04/01/10                 150 M          163,688
Norcross Safety Products LLC
               9.875%    ,     08/15/11                 200 M          213,500
Sea Containers Ltd.
                10.5%    ,     05/15/12                 115 M          118,306

Ship Finance Int'l. Ltd.
                 8.5%    ,     12/15/13                 145 M          140,831
Station Casinos, Inc.
                 6.5%    ,     02/01/14                  75 M           76,500
Station Casinos, Inc.
               6.875%    ,     03/01/16                  75 M           77,437
Station Casinos, Inc.                   (a)
               6.875%    ,     03/01/16                 125 M          129,063
Town Sports Int'l., Inc.
               9.625%    ,     04/15/11                 200 M          213,000
United Rentals North America, Inc.
                7.75%    ,     11/15/13                 250 M          245,625
                                                                --------------
                                                                     3,668,540
                                                                --------------
SERVICES NON-CYCLICAL  1.2%
Allied Waste North American, Inc.
                5.75%    ,     02/15/11                 120 M          112,650
Allied Waste North American, Inc.
               6.375%    ,     04/15/11                  25 M           24,219
Carriage Services, Inc.
               7.875%    ,     01/15/15                  75 M           78,374
HCA, Inc.
               6.375%    ,     01/15/15                 150 M          154,752
Iasis Cap LLC
                8.75%    ,     06/15/14                 160 M          173,200
Tenet Healthcare Corp.
               9.875%    ,     07/01/14                 225 M          240,750
Universal Hospital Services
              10.125%    ,     11/01/11                 215 M          218,225
                                                                --------------
                                                                     1,002,170
                                                                --------------
TECHNOLOGY  1.8%
Celestica, Inc.
               7.875%    ,     07/01/11                 245 M          253,575
Celestica, Inc.
               7.625%    ,     07/01/13                 225 M          227,813
Northern Telecom Capital Corp.
               7.875%    ,     06/15/26                 150 M          154,875
Stratus Technologies, Inc.
              10.375%    ,     12/01/08                 230 M          235,750
Sungard Data Systems, Inc.              (a)
               9.125%    ,     08/15/13                 200 M          211,000
Sungard Data Systems, Inc.              (a)
               10.25%    ,     08/15/15                 100 M          105,000
Telex Communications, Inc.
                11.5%    ,     10/15/08                 250 M          268,125
                                                                --------------
                                                                     1,456,138
                                                                --------------
TELECOMMUNICATIONS  2.4%
Centennial Communications Corp.
              10.125%    ,     06/15/13                 250 M          280,000
Centennial Communications Corp.
               8.125%    ,     02/01/14                 150 M          160,125
Dobson Communications Corp.
               8.875%    ,     10/01/13                 175 M          175,875

Horizon PCS, Inc.
              11.375%    ,     07/15/12                  75 M           87,375
Nextel Communications Corp.
               7.375%    ,     08/01/15                 150 M          162,139
Qwest Capital Funding, Inc.
                   7%    ,     08/03/09                 300 M          297,000
Qwest Corp.
               7.875%    ,     09/01/11                 250 M          261,250
Rogers Wireless, Inc.
               6.375%    ,     03/01/14                 250 M          255,625
Rural Cellular
                9.75%    ,     01/15/10                 300 M          305,250
                                                                --------------
                                                                     1,984,639
                                                                --------------
UTILITIES  1.4%
AES Corp.
                7.75%    ,     03/01/14                 225 M          245,531
NRG Energy, Inc.
                   8%    ,     12/15/13                 400 M          433,000
Reliant Energy, Inc.
                6.75%    ,     12/15/14                 150 M          148,500
Tenaska, Alabama Partners               (a)
                   7%    ,     06/30/21                 100 M          104,819
Texas Genco LLC                         (a)
               6.875%    ,     12/15/14                 225 M          234,563
                                                                --------------
                                                                     1,166,413
                                                                --------------
TOTAL DOMESTIC BONDS
 (Cost $23,405,248)                                                 24,099,808
                                                                --------------

DOMESTIC CONVERTIBLE BONDS 0.2%
UTILITIES 0.2%
Calpine Corp.
                7.75%    ,     06/01/15
(Cost $200,000)                                         200 M          192,250
                                                                --------------
FOREIGN DENOMINATED BONDS 14.8%
AUSTRALIA 2.2%
Commonwealth of Australia
                 7.5%    ,     09/15/09           2,230,000 (A)      1,834,485
                                                                --------------
CANADA 2.7%
Canada Government
                5.75%    ,     09/01/06             920,000 (C)        796,538
Canada Government
                5.25%    ,     06/01/12             700,000 (C)        648,519
Canada Government
                   5%    ,     06/01/14             670,000 (C)        617,836
Canada Housing Trust
                 4.4%    ,     03/15/08             200,000 (C)        173,683
                                                                --------------
                                                                     2,236,576
                                                                --------------
DENMARK 0.8%
Realkredit Danmark
                   4%    ,     01/01/08           3,525,000 (D)        604,804
                                                                --------------

GERMANY 3.5%
Federal Republic of Germany
                 3.5%    ,     10/09/09           2,250,000 (E)      2,885,725
                                                                --------------

NEW ZEALAND 1.7%
New Zealand Government
                   8%    ,     11/15/06           1,980,000 (Z)      1,410,505
                                                                --------------

NORWAY 0.9%
Norwegian Government
                   6%    ,     05/16/11           4,000,000 (N)        716,687
                                                                --------------

RUSSIA 0.5%
Russia Government
                   3%    ,     05/14/08             440,000 (R)        418,396
                                                                --------------

SWEDEN 1.2%
Sweden Government
                   8%    ,     08/15/07           1,600,000 (S)        235,531
Sweden Government
                 6.5%    ,     05/05/08           5,000,000 (S)        734,248
                                                                --------------
                                                                       969,779
                                                                --------------
UNITED KINGDOM 1.3%
U.K. Treasury Stock
                 4.5%    ,     03/07/07             600,000 (B)      1,088,087
                                                                --------------

TOTAL FOREIGN DENOMINATED BONDS
 (Cost $11,606,491)                                                 12,165,044
                                                                --------------

(A) Principal amount denominated in Australian Dollars.
(B) Principal amount denominated in British Pounds.
(C) Principal amount denominated in Canadian Dollars.
(D) Principal amount denominated in Danish Krone.
(E) Principal amount denominated in Euro's.
(N) Principal amount denominated in Norwegian Krone.
(R) Principal amount denominated in Russian Ruble.
(S) Principal amount denominated in Swedish Krona.
(Z) Principal amount denominated in New Zealand Dollars.

--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                                    (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 27.6%
CONSUMER DISCRETIONARY  2.7%
  Gap, Inc.                                           9,492          180,443
* IMAX Corp.                                          7,302           66,740
* Lamar Advertising                                   3,971          159,714
  Lowe's Cos.,  Inc.                                  3,257          209,458
  News Corp. - Class B                               15,285          261,221
  Omnicom Group, Inc.                                 3,184          256,121

  Outback Steakhouse, Inc.                             4,200          174,762
  Penney, J.C.                                         5,898          286,820
  Target Corp.                                         5,271          283,317
* Zale Corp.                                           3,866          107,862
  The Walt Disney Co.                                  9,200          231,748
                                                               --------------
                                                                    2,218,206
                                                               --------------
CONSUMER STAPLES  2.6%
  Altria Group, Inc.                                  10,098          713,929
  Coca-Cola Co.                                        4,777          210,188
  Colgate Palmolive Co.                                2,197          115,343
  Diageo plc (ADR)                                     4,989          287,915
  General Mills, Inc.                                  2,992          137,991
  Procter & Gamble Co.                                 6,656          369,275
  Wal Mart Stores, Inc.                                7,581          340,842
                                                               --------------
                                                                    2,175,483
                                                               --------------
ENERGY  3.3%
  BP "plc"-Sponsored (ADR)                            11,384          778,438
  ConocoPhillips                                       6,768          446,282
  Devon Energy Corp.                                   2,248          136,611
  Exxon Mobil Corp.                                   10,077          603,612
  Occidental Petroleum Corp.                           6,750          560,453
  Schlumberger Ltd.                                    2,465          212,557
                                                               --------------
                                                                    2,737,953
                                                               --------------
FINANCIALS  7.3%
  A.G. Edwards, Inc.                                   4,124          186,446
  American Int'l. Group                               10,837          641,550
  Assured Guaranty Ltd.                                7,324          164,058
  Bank of America Corp.                               15,107          650,054
  Bank of New York, Inc.                               7,801          238,477
  Citigroup, Inc.                                     13,599          595,228
  Federal National Mortgage Association                6,527          333,138
  Global Signal, Inc.                                  1,971           82,250
  Golden West Financial Corp.                          3,300          201,267
  Hartford Financial Services                          3,078          224,848
  HSBC Holdings plc ADR                                2,866          231,688
  JP Morgan Chase                                     22,242          753,781
  Loews Corp.                                          1,900          166,611
  March & McLennan Cos., Inc.                         15,119          424,088
  Mellon Financial Corp.                               7,777          252,364
  Merrill Lynch                                        3,747          214,178
  PNC Financial Group, Inc.                            6,607          371,512
  Wells Fargo & Co.                                    4,989          297,444
                                                               --------------
                                                                    6,028,982
                                                               --------------
HEALTH CARE 2.6%
  Abbott Labs                                          7,360          332,157
  Baxter Int'l., Inc.                                  4,582          184,792
* Biogen Idec, Inc.                                    5,000          210,750
  Bristol-Myers Squibb Co.                            12,258          299,953
  Johnson & Johnson                                    2,497          158,285
  Merck & Co., Inc.                                    3,246           91,635
  Pfizer, Inc.                                        13,239          337,197
  Schering Plough Corp.                               10,620          227,374
* Wellpoint, Inc.                                      2,679          198,916
  Wyeth                                                2,321          106,279
                                                               --------------
                                                                    2,147,338
                                                               --------------

INDUSTRIALS  2.7%
  3M Co.                                                2,123          151,052
  Cintas Corp.                                          6,156          253,935
  Deere & Co.                                           3,004          196,402
  General Electric Co.                                 15,434          518,737
  Laidlaw Int'l., Inc.                                 12,831          317,567
  Lockheed Martin                                       4,491          279,520
  Tyco Int'l. Ltd.                                      9,781          272,205
  United Parcel Service, Inc.                           3,213          227,770
                                                                --------------
                                                                     2,217,188
                                                                --------------
INFORMATION TECHNOLOGY  2.1%
* Accenture Ltd.                                        4,807          117,291
* Affiliated Computer Services                          2,280          118,446
* Altera Corp.                                         12,100          264,627
* Cadence Design Systems, Inc.                          5,925           94,859
  Hewlett Packard                                       6,585          182,800
* Lexmark Int'l. - Class A                              6,470          407,481
  Microsoft Corp.                                       5,300          145,220
* Oracle Corp.                                         31,160          404,145
                                                                --------------
                                                                     1,734,869
                                                                --------------
MATERIALS  1.8%
  Air Products & Chemicals, Inc.                        1,579           87,477
  Alcoa, Inc.                                          11,023          295,306
  Dow Chemical Co.                                      2,090           90,288
  Freeport-McMoran Copper & Gold                        2,544          107,280
  Lyondell Chemical                                     2,329           60,088
  PPG Industries, Inc.                                  2,749          173,132
  Spartech Corp.                                        6,829          130,775
  Temple-Inland, Inc.                                   5,869          225,898
  Weyerhaeuser Co.                                      4,513          293,435
                                                                --------------
                                                                     1,463,679
                                                                --------------
TELECOMMUNICATION SERVICES 1.2%
  Alltel Corp.                                          4,033          250,006
  Bellsouth Corp.                                       8,704          228,827
  SBC Communications, Inc.                             12,419          299,048
  Sprint Corp. - FON Group                              7,331          190,093
                                                                --------------
                                                                       967,974
                                                                --------------
UTILITIES  1.3%
  DPL, Inc.                                             7,006          189,093
  Entergy Corp.                                         1,654          123,901
  Exelon Corp.                                          2,972          160,161
  FirstEnergy Corp.                                     2,353          120,074
  FPL Group, Inc.                                       5,000          215,450
  TXU Corp.                                             2,426          235,370
                                                                --------------
                                                                     1,044,049
                                                                --------------
TOTAL COMMON STOCKS
 (Cost $20,546,470)                                                 22,735,721
                                                                --------------

PREFERRED STOCKS 0.5%
FINANCIALS 0.5%
Amerada Hess Corp.                                      1,500          160,035
Merrill Lynch & Co.                                     7,000          258,174
                                                                --------------
TOTAL PREFERRED STOCKS
 (Cost $397,345)                                                       418,209
                                                                --------------

TOTAL INVESTMENTS
 (Cost $78,014,558)**                                               81,591,099

EXCESS OF OTHER ASSETS
 OVER LIABLITIES 1.0%                                                  818,378
                                                                --------------
NET ASSETS                                                      $   82,409,477
                                                                ==============

--------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August 31, 2005, the market value of rule 144A securities amounted to $3,565,459 or 4.3% of net assets.

(b) Republic of Venezuela has a variable interest rate that floats quarterly on the 22nd of Janurary, April, July and October. The interest rate is based on the 3-month Libor rate plus 1%.

(c) Emmis Operating Co. has a variable interest rate that floats quarterly on 15th of March, June, September, and December. The interest rate is based on the 3-month Libor rate plus 5.875%.

(d) Boise Cascade LLC has a variable interest rate that floats quarterly on 15th of January, April, July and October. The interest rate is based on the 3-month Libor rate plus 2.875%.

*   Non-income producing.

** Cost for federal income tax purposes is substantially similar. At August 31, 2005 net unrealized appreciation for federal income tax purposes aggregated $3,576,541 of which $4,402,788 related to appreciated securities and $826,247 related to depreciated securities.

(ADR) - American Depository Receipt

See Notes to Financial Statements.

SENTINEL BOND FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)

----------------------------------------------------------------------------------------------
                                                         PRINCIPAL AMOUNT           VALUE
                                                           (M=$1,000)              (NOTE 1)
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 80.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION 49.0%
Collateralized Mortgage Obligations:
FHR 2853 EY
                           4.5% ,          09/15/24           4,908 M           $   4,783,733
FHR 2989 CB
                           4.5% ,          06/15/25           4,250 M               4,105,967
FHR 2787 OE
                           5.5% ,          05/15/30           3,000 M               3,067,710
FHR 2489 PE
                             6% ,          08/15/32           4,100 M               4,273,635
FHR 2494 EJ
                             6% ,          09/15/32           4,000 M               4,157,720
FHR 2535 PC
                             6% ,          09/15/32           3,000 M               3,113,910
FHR 2621 QH
                             5% ,          05/15/33           4,500 M               4,433,175
FHR 2727 PM
                           4.5% ,          01/15/34           2,500 M               2,379,300
FHR 2727 UE
                             5% ,          01/15/34           4,500 M               4,444,560

TOTAL FEDERAL HOME LOAN
                                                                                --------------
 MORTGAGE CORPORATION                                                              34,759,710
                                                                                --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION 31.1%
Collateralized Mortgage Obligations:
FNR 2005-38 DP
                             5% ,          06/25/19           5,500 M               5,556,155
FNR 2003-48 TC
                             5% ,          06/25/23           2,000 M               1,985,100
FNR 2005-40 YG
                             5% ,          05/25/25           3,000 M               2,993,370
FNR 2002-73 QE
                           5.5% ,          04/25/31           2,000 M               2,028,640
FNR 2003-86 OE
                             5% ,          03/25/32           5,000 M               4,977,550
                                                                                --------------
                                                                                   17,540,815
                                                                                --------------
Mortgage-Backed Securities:
15-Year:
FNMA 511845
                           8.5% ,          05/01/10               9 M                   9,596
                                                                                --------------

20-Year:
FNMA 251212
                            10% ,          05/01/17              36 M                  39,082
FNMA 251185
                            10% ,          06/01/17              98 M                 106,708
                                                                                --------------
                                                                                      145,790
                                                                                --------------
30-Year:
FNMA 682354
                           4.5% ,          09/01/33           2,515 M               2,445,395
FNMA 682308
                           4.5% ,          07/01/33           2,035 M               1,978,588
                                                                                --------------
                                                                                    4,423,983
                                                                                --------------
TOTAL FEDERAL NATIONAL
 MORTGAGE ASSOCIATION                                                              22,120,184
                                                                                --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 0.0%
Mortgage-Backed Securities:
30-year:
GNMA 102852
                            13% ,          10/15/13             211                       241
                                                                                --------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $56,232,453)                                                                56,880,135
                                                                                --------------

BONDS 17.7%
AUTOMOTIVE 3.4%
Ford Motor Credit Co.
                          4.95%  ,         01/15/08          2,500  M               2,406,250
                                                                                --------------
CONSUMER PRODUCTS & SERVICES 1.8%
Coca Cola Bottling Co.
                             5%  ,         11/15/12             500 M                 512,500
Coors Brewing Co.
                         6.375% ,          05/15/12             250 M                 271,563
Kraft Foods, Inc.
                          5.25%  ,         10/01/13             500 M                 519,375
                                                                                --------------
                                                                                    1,303,438
                                                                                --------------
ENERGY 0.8%
Duke Energy Corp.
                         5.625%  ,         11/30/12             500 M                 527,500
                                                                                --------------

FINANCIAL INSTITUTIONS 1.4%
Berkshire Hathaway Financial Corp.
                          4.85% ,          01/15/15           1,000 M               1,016,250
                                                                                --------------

INDEX 5.9%
Targeted Return Index Security (a)
                         6.668%  ,         08/15/08          4,103  M               4,216,279
                                                                                --------------

INSURANCE 0.7%
Allstate Corp.
                             5%  ,         08/15/14             500 M                 511,875
                                                                                --------------

TELECOMMUNICATIONS 3.7%
AT&T Broadband Corp.
                         8.375% ,          03/15/13             212 M                 256,520
Bellsouth Corp.
                           5.2%  ,         09/15/14             500 M                 515,625
Cingular Wireless
                           6.5%  ,         12/15/11             250 M                 275,937
Comcast Corp.
                           5.5% ,          03/15/11           1,000 M               1,037,500
SBC Communications, Inc.
                           5.1%  ,         09/15/14             500 M                 510,000
                                                                                --------------
                                                                                    2,595,582
                                                                                --------------
TOTAL BONDS
 (Cost $12,173,109)                                                                12,577,174
                                                                                --------------

SHORT-TERM INVESTMENTS 2.1%
American Express
3.45%, 09/02/05
(Cost 1,499,856)                                               1,500M               1,499,856
                                                                                --------------
TOTAL INVESTMENTS
 (Cost $69,905,418)*                                                               70,957,165

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.1%                                                                58,636
                                                                                --------------
NET ASSETS                                                                       $ 71,015,801
                                                                                ==============

----------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At August 31, 2005, the market value of rule 144A securities amounted to $4,216,279 or 5.9% of net assets.

* Cost for federal income tax purposes is substantially similar. At August 31, 2005 unrealized appreciation for federal income tax purposes aggregated $1,051,747 of which $1,104,638 related to appreciated securities and $52,891 related to depreciated securities.

See Notes to Financial Statements.

TAX-FREE INCOME FUND
INVESTMENT IN SECURITIES
at August 31,  2005 (Unaudited)
--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT     VALUE
                                                   (M=$1,000)       (NOTE 1)
--------------------------------------------------------------------------------
BONDS 97.8%

ALABAMA  2.0%
Auburn Capital Improvements
        5%  ,    08/01/30  (FGIC)                     1,000 M     $  1,065,060
                                                                --------------
CALIFORNIA 12.1%
California State G/O
        5%  ,    02/01/22  (MBIA)                     1,000 M        1,059,430
California State Variable Purpose
        5%  ,    02/01/23                             1,000 M        1,062,270
San Francisco Bay Area Tax Rev.
        5%  ,    07/01/28  (AMBAC)                      500 M          518,735
San Jose Fin. Auth. Lease Rev.
        5%  ,    06/01/32  (AMBAC)                    1,500 M        1,572,360
San Jose Redev. Agency Tax Allocation
        5%  ,    08/01/32  (MBIA)                     1,000 M        1,042,990
Tustin Univ. School Dist.
        5%  ,    09/01/38  (FSA)                      1,000 M        1,046,760
                                                                --------------
                                                                     6,302,545
                                                                --------------
COLORADO 1.0%
Douglas Cnty. School Dist.
        5%  ,    12/15/30  (FSA)                        500 M          532,015
                                                                --------------
DISTRICT OF COLUMBIA 2.8%
DC Revenue-A-World Wildlife
        6%  ,    07/01/16  (AMBAC)                    1,310 M        1,475,034
                                                                --------------
FLORIDA 14.9%
Fort Pierce Redevelopment Agency
        5%  ,    05/01/26                             1,000 M        1,072,750
Orange Cnty. Healthcare Facs. Auth. (ETM)
     6.25%  ,    10/01/13  (MBIA)                     1,060 M        1,269,117
Orange Cnty. Housing Finance Auth.
     5.65%  ,    12/01/17                             2,455 M        2,545,909
Orlando Capital Improvements Spl. Rev.
     4.75%  ,    10/01/22                             1,000 M        1,029,400
Reedy Creek Improvement Dist.
        5%  ,    06/01/23                             1,215 M        1,317,218
South Miami Health Facs.
     5.25%  ,    11/15/33                               500 M          525,615
                                                                --------------
                                                                     7,760,009
                                                                --------------

GEORGIA 1.5%
Athens-Clarke Cnty. Univ. Gov't.
        5%  ,    12/15/19  (AMBAC)                      690 M          740,798
                                                                --------------
ILLINOIS 3.9%
Illinois Sports Facs.
        5%  ,    06/15/32  (AMBAC)                    1,000 M        1,051,180
McHenry Cnty., IL Cmnty., (U/R)
     5.85%  ,    01/01/16  (FSA)                        230 M          243,191
Metropolitan Pier & Exposition Ref. Bds.
      5.5%  ,    06/15/18  (FGIC)                       625 M          731,706
                                                                --------------
                                                                     2,026,077
                                                                --------------
INDIANA 1.1%
Indiana Trans. Fin. Auth. Hwy.
     5.25%  ,    06/01/19  (FSA)                        500 M          561,345
                                                                --------------
LOUISIANA 3.5%
Louisiana Pub. Facs. Auth. Rev.
     5.25%  ,    07/01/33  (MBIA)                       505 M          538,345
Louisiana Stadium & Expo. Dist.
     4.75%  ,    07/01/21  (FGIC)                     1,250 M        1,290,963
                                                                --------------
                                                                     1,829,308
                                                                --------------
MAINE 1.3%
Maine State Tpk. Auth. Rev.
        5%  ,    07/01/27  (FSA)                        645 M          690,524
                                                                --------------
MASSACHUSETTS 2.0%
Massachusetts State Dev. Fin. Agency
        5%  ,    10/01/28                               500 M          531,355
Massachusetts State Wtr. Pollutn.
        5%  ,    08/01/34                               500 M          531,730
                                                                --------------
                                                                     1,063,085
                                                                --------------
MICHIGAN  3.5%
Michigan Mun. Clean Water Auth.
     5.25%  ,    10/01/18                             1,000 M        1,096,070
Otsego Public School Dist.
        5%  ,    05/01/34  (FSA)                        680 M          720,100
                                                                --------------
                                                                     1,816,170
                                                                --------------
NEW MEXICO 1.0%
University of New Mexico
        5%  ,    06/01/32                               500 M          525,920
                                                                --------------

NEW YORK 3.6%
New York, NY G/O
     5.75%  ,    02/01/08                               800 M          821,576
Triborough Brdg & Tunl Auth.
        5%  ,    11/15/32  (MBIA)                     1,000 M        1,056,140
                                                                --------------
                                                                     1,877,716
                                                                --------------
NORTH CAROLINA 1.0%
Charlotte, North Carolina G/O
        5%  ,    02/01/23                               500 M          533,035
                                                                --------------
PENNSYLVANIA 8.7%
Allegheny Cnty. Indl. Dev. Auth.
        5%  ,    11/01/29  (MBIA)                     1,635 M        1,728,457
Lancaster Area Sewer Auth. Rev.
        5%  ,    04/01/23  (MBIA)                       750 M          809,017
Northern Tioga School Dist.
        5%  ,    03/01/18  (FSA)                        560 M          605,661
Pennsylvania State Ind. Dev. Auth. Econ.
      5.5%  ,    07/01/21  (AMBAC)                      750 M          838,433
Red Lion Area School Dist.
        5%  ,    02/01/22  (FSA)                        500 M          542,520
                                                                --------------
                                                                     4,524,088
                                                                --------------
SOUTH CAROLINA 1.2%
Horry Cnty. G/O
        5%  ,    03/01/17  (MBIA)                       555 M          608,402
                                                                --------------
TENNESSEE 5.2%
Memphis Electric Systems
        5%  ,    12/01/11  (MBIA)                     1,025 M        1,121,227
Memphis Electric Systems
        5%  ,    12/01/15  (MBIA)                       500 M          545,015
Metropolitan Gov't. & G/O
    5.125%  ,    05/15/18                             1,000 M        1,048,830
                                                                --------------
                                                                     2,715,072
                                                                --------------
TEXAS 16.3%
Fort Bend Cnty. Municipal Utilities
        5%  ,    10/01/25  (FGIC)                     1,330 M        1,406,967
Grandbury Indpt. School Dist. G/O
        5%  ,    08/01/27  (FGIC)                     1,000 M        1,065,060
Keller Higher Ed. Facs. Corp.
     5.25%  ,    06/01/21  (AGIC)                       500 M          527,790
La Feria Indpt. School Dist.
        5%  ,    02/15/37  (AGIC)                     1,000 M        1,052,240
North Central Texas Health
     6.25%  ,    05/15/10                             1,000 M        1,117,060

Pflugerville Ctfs. Obligation-Ser. A
        5%  ,    08/01/33  (FGIC)                     1,000 M        1,046,440
Robstown Indpt. School Dist.
     5.25%  ,    02/15/34                               500 M          540,670
San Antonio Elec. & Gas Rev.
      4.5%  ,    02/01/21                             1,000 M        1,012,550
Sunnyvale School Dist.
     5.25%  ,    02/15/18                               630 M          696,383
                                                                --------------
                                                                     8,465,160
                                                                --------------
UTAH 0.4%
Weber Cnty. Mun. Bldg. Auth. (Prerefunded)
     5.75%  ,    12/15/19  (MBIA)                       180 M          192,811
                                                                --------------
VERMONT 6.9%
Vermont Education & Health Bldgs. Fin.
      5.5%  ,    07/01/18                             2,295 M        2,408,189
Vermont Education & Health Bldgs. Fin.
    5.375%  ,    01/01/23                             1,165 M        1,196,746
                                                                --------------
                                                                     3,604,935
                                                                --------------
VIRGINIA 1.0%
University VA General Rev.
        5%  ,    06/01/33                               500 M          531,930
                                                                --------------
WASHINGTON 2.9%
Cowlitz Cnty. Public Utility Dist.
        5%  ,    09/01/21  (FGIC)                     1,380 M        1,495,230
                                                                --------------
TOTAL BONDS
 (Cost $49,903,415)                                                 50,936,269
                                                                --------------

--------------------------------------------------------------------------------
                                                       Shares        Value
                                                                   (Note 1)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 0.4%
BlackRock MuniFund Institutional Class
  (Cost $200,000)                                     200,000          200,000
                                                                --------------
TOTAL INVESTMENTS
 (Cost $50,103,415)*                                                51,136,269

EXCESS OF OTHER ASSETS
 OVER LIABILITIES 1.8%                                                 958,815
                                                                --------------
NET ASSETS                                                      $   52,095,084
                                                                ==============

* Cost for federal income tax purposes is substantially similar. At August 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $1,032,854 of which $1,078,894 related to appreciated securities and $46,040 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
(AGIC) - Guaranteed by Asset Guaranty Insurance Co
(AMBAC) - Guaranteed by AMBAC Indemnity Corp
(ETM) - Escrowed to Maturity
(FGIC) - Guaranteed by Financial Guaranty Insurance Co
(FSA) - Guaranteed by Financial Security Assurance Inc
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
(U/R) - Unrefunded
G/O - General Obligation Bond

SENTINEL NEW YORK TAX-FREE INCOME FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)

---------------------------------------------------------------------------------------------------
                                                            Principal Amount           Value
                                                               (M=$1,000)             (Note 1)
---------------------------------------------------------------------------------------------------
BONDS 98.1%
NEW YORK 82.5%
Coxsackie Athens New York Central School District
          5.5 %        06/15/13 (FSA)                              260 M           $    280,142
Long Island Power Authority
            5 %        09/01/34 (AMBAC)                          1,000 M              1,063,210
Metro Transportation Authority
            5 %        04/01/10 (FGIC)                             150 M                159,442
         5.75 %        07/01/13                                    250 M                279,457
         5.25 %        04/01/21 (MBIA)                             750 M                823,980
            5 %        04/01/23 (FGIC)                             250 M                279,560
            5 %        11/15/33 (AMBAC)                          1,000 M              1,070,000
Monroe County G/O
            6 %        03/01/14                                    250 M                288,010
Monroe County Industrial Dev. Agency
        5.375 %        04/01/29                                    510 M                510,245
Monroe Woodbury Central School Dist.
        5.625 %        05/15/22 (MBIA)                             250 M                259,980
Nassau County, NY Interim Fin.
            4 %        11/15/05                                  1,000 M              1,002,280
New York State Municipal Bond Bank Agency Series C
         5.25 %        12/01/10                                    375 M                406,500
            5 %        06/15/35                                  1,000 M              1,061,160
NEW YORK, NY G/O SERIES A
            5 %        08/01/30                                    500 M                528,375
New York, NY G/O Series B
         5.75 %        08/01/11                                    300 M                333,261
New York, NY G/O Series H
        5.625 %        08/01/13                                    350 M                379,957
NEW YORK, NY INDUSTRIAL DEV. AGENCY
            5 %        06/01/35 (XLCA)                             500 M                533,725

New York State Dorm. Authority Revenue
  4201 Schools Program
            5 %        07/01/10                                    250 M                266,715
  City University System
        5.625 %        07/01/16                                    250 M                290,153
  College and University Revenue
            5 %        07/01/20 (FGIC)                             250 M                267,860
            5 %        07/01/22                                    250 M                263,412
         4.75 %        07/01/37                                  1,000 M              1,021,960
 Educational Housing Services
         5.25 %        07/01/20 (AMBAC)                            500 M                577,850
  Memorial Sloan Kettering Cancer Center
          5.5 %        07/01/23 (MBIA)                             500 M                601,315
  Mental Health Services

          5.7 %        08/15/09                                    245 M                258,130
          5.7 %        08/15/09 (P/R)                                5 M                  5,296
          5.5 %        08/15/17                                    590 M                619,542
          5.5 %        08/15/17 (P/R)                               10 M                 10,565
            5 %        02/15/35 (AMBAC)                            660 M                703,441
  State University Education Facility
          5.5 %        05/15/09                                    420 M                448,111
          5.5 %        05/15/09 (P/R)                               80 M                 85,998
  Wyckoff Heights Medical Ctr.
          5.3 %        08/15/21                                    250 M                260,947
New York State Environmental Facilities
          4.9 %        06/15/11                                    150 M                159,171
         5.75 %        01/15/13 (P/R)                                5 M                  5,154
         5.75 %        01/15/13                                    245 M                252,323
            5 %        06/15/33                                    210 M                222,461
New York State Environmental Water Revenue
         5.75 %        06/15/11 (P/R)                              455 M                515,456
         5.75 %        06/15/11                                     45 M                 50,954
New York State Mortgage Agency Revenue Bonds
        5.375 %        10/01/17                                    500 M                521,815
New York & New Jersey States Port Authority
           5 %        09/01/38                                     500 M                531,535
New York State School District
            5 %        10/01/34                                    500 M                534,675
New York State Thruway Auth. Service Contract
         5.25 %        01/01/09                                    500 M                530,480
         5.25 %        04/01/10 (FGIC)                             500 M                545,685
New York State Urban Development Corp.
          5.5 %        01/01/14 (FSA)                              500 M                558,175
            6 %        01/01/15 (AMBAC) (P/R)                      485 M                535,338
            5 %        01/01/17                                    750 M                803,010
          5.5 %        03/15/20 (FGIC) (P/R)                       500 M                570,620
          5.7 %        04/01/20                                    250 M                299,648
New York State Various P Series C
        5.125 %        06/15/13 (P/R)                              100 M                108,308
North Hempstead, NY G/O
            6 %        07/15/15 (FGIC) (P/R)                       500 M                558,120
Rondout Valley Central School District G/O
            3 %        03/01/08 (FGIC)                             660 M                660,468
Saint Lawrence University
        5.625 %        07/01/13 (MBIA)                             110 M                112,808
Triborough Bridge & Tunnel Authority
         4.75 %        01/01/19 (P/R)                              195 M                214,354
            5 %        11/15/32 (MBIA)                           1,000 M              1,056,140
                                                                               ----------------
                                                                                     24,287,277
                                                                               ----------------

PUERTO RICO 11.9%
Puerto Rico Childrens Trust Fund
            6 %        07/01/26 (P/R)                              900 M              1,010,394
Puerto Rico Commonwealth
        5.375 %        07/01/21 (MBIA) (P/R)                       255 M                270,053
          5.4 %        07/01/25 (P/R)                              300 M                310,611
            5 %        07/01/34                                  1,000 M              1,050,870
Puerto Rico Commonwealth Highway & Trans. Auth.
         5.75 %        07/01/16 (MBIA) (P/R)                       500 M                562,460
Puerto Rico Ind'l. Tourist Ed'l. Med. & Envir. Ctl. Facs.
            5 %        10/01/22 (MBIA)                             300 M                315,141
                                                                               -----------------
                                                                                      3,519,529
                                                                               -----------------
VIRGIN ISLANDS 3.7%
Virgin Islands Public Fin Authority
            5 %        10/01/22 (FSA)                            1,000 M              1,088,910
                                                                               -----------------
TOTAL BONDS
  (Cost $27,921,314)                                                                 28,895,716
                                                                               -----------------

------------------------------------------------------------------------------------------------
                                                                                     VALUE
                                                                 SHARES             (NOTE 1)
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 0.8%
BlackRock New York Money Market Institutional Class
  (Cost $225,000)                                                225,000              $ 225,000
                                                                               -----------------
TOTAL INVESTMENTS
  (Cost $28,146,314)*                                                                29,120,716

EXCESS OF OTHER ASSETS
 OVER LIABILITIES 1.1%                                                                  325,436
                                                                               -----------------
NET ASSETS                                                                         $ 29,446,152
                                                                               =================

* Cost for federal income tax purposes is substantially similar. At August 31, 2005, net unrealized appreciation for federal income tax purposes aggregated $974,402 of which, $1,020,911 related to appreciated securities and $46,509 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
(AMBAC) - Guaranteed by AMBAC Indemnity Corp
(FGIC) - Guaranteed by Financial Guaranty Insurance Co
(FSA) - Guaranteed by Financial Security Assurance, Inc.
(MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp
(XLCA) - Guaranteed by XL Capital Assurance, Inc.
(P/R) - Prerefunded
G/O - General Obligation Bond

SENTINEL GOVERNMENT SECURITIES FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                                PRINCIPAL AMOUNT     VALUE
                                                    (M=$1,000)      (NOTE 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 99.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION 59.4%
Collateralized Mortgage Obligations:
FHR 2841 BJ
            5% ,       04/15/18                      10,000 M    $  10,122,700
FHR 2853 EY
          4.5% ,       09/15/24                       8,000 M        7,797,120
FHR 2989 CB
          4.5% ,       06/15/25                       4,000 M        3,864,440
FHR 2737 YC
            5% ,       02/15/29                      11,089 M       11,165,122
FHR 2713 EG
          5.5% ,       08/15/29                       3,000 M        3,067,710
FHR 2787 OE
          5.5% ,       05/15/30                       3,500 M        3,578,995
FHR 2534 PG
          5.5% ,       11/15/31                      10,000 M       10,169,500
FHR 2485 TJ
            6% ,       08/15/32                       5,201 M        5,437,042
FHR 2494 EJ
            6% ,       09/15/32                       4,000 M        4,157,720
FHR 2535 PC
            6% ,       09/15/32                       7,000 M        7,265,790
FHR 2621 QH
            5% ,       05/15/33                       4,500 M        4,433,175
FHR 2727PM
          4.5% ,       01/15/34                       3,500 M        3,331,020
FHR 2727 UE
            5% ,       01/15/34                       5,000 M        4,938,400
FHR 2762 LY
            5% ,       03/15/34                       6,000 M        5,874,480
                                                                --------------
                                                                    85,203,214
                                                                --------------
Mortgage-Backed Securities:
15-Year:
FHLMC 730243
            9% ,       04/01/06                           3 M            2,729
                                                                --------------
30-Year:
FHLMC 252153
           11% ,       11/01/09                           1 M              777
FHLMC 170141
           11% ,       09/01/15                           5 M            5,114

FHLMC 532545
           11% ,       09/01/15                          44                 48
FHLMC 170147
           11% ,       11/01/15                           4 M            4,037
FHLMC 360017
           11% ,       11/01/17                           1 M            1,593
FHLMC 544457
           11% ,       12/01/17                          11 M           12,158
                                                                --------------
                                                                        23,727
                                                                --------------
TOTAL FEDERAL HOME LOAN
  MORTGAGE CORPORATION                                              85,229,670
                                                                --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION 36.7%
Collateralized Mortgage Obligations:
FNR 05-38 DP
            5% ,       06/25/19                       4,500 M        4,545,945
FNR 2003-48 TC
            5% ,       06/25/23                       3,000 M        2,977,650
FNR 2005-40 YG
            5% ,       05/25/25                       5,000 M        4,988,950
FNR 98-61 PL
            6% ,       11/25/28                       5,000 M        5,175,100
FNR 02-73 QE
          5.5% ,       04/25/31                       3,000 M        3,042,960
FNR 03-86 OE
            5% ,       03/25/32                       3,000 M        2,986,530
                                                                --------------
                                                                    23,717,135
                                                                --------------
Mortgage-Backed Securities:
10-Year:
FNMA 556247
            7% ,       10/01/10                         152 M          160,054
                                                                --------------
15-Year:
FNMA 771160
          5.5% ,       01/01/19                       2,225 M        2,275,033
FNMA 829044
            5% ,       08/01/20                       8,773 M        8,841,368
                                                                --------------
                                                                    11,116,401
                                                                --------------
20- Year:
FNMA 251808
           10% ,       04/01/18                          21 M           23,238
FNMA 252206
            6% ,       01/01/19                          76 M           78,837
FNMA 573745
          6.5% ,       08/01/20                         109 M          113,418
FNMA 758564
            6% ,       09/01/24                       1,018 M        1,048,557
                                                                --------------
                                                                     1,264,050
                                                                --------------

30-Year:
FNMA 2109
         9.25% ,       10/01/09                          35 M           37,464
FNMA 177567
         7.75% ,       08/01/22                          43 M           46,253
FNMA 426830
            8% ,       11/01/24                         116 M          125,213
FNMA 604975
          5.5% ,       09/01/31                         406 M          410,700
FNMA 682308
          4.5% ,       07/01/33                       2,168 M        2,108,724
FNMA 682328
          4.5% ,       08/01/33                       1,221 M        1,187,201
FNMA 682348
          4.5% ,       09/01/33                       3,426 M        3,331,317
FNMA 682353
          4.5% ,       09/01/33                       1,333 M        1,296,776
FNMA 707312
            5% ,       06/01/33                       2,640 M        2,630,236
FNMA 738887
          5.5% ,       10/01/33                       1,068 M        1,080,095
FNMA 748895
            6% ,       12/01/33                       1,501 M        1,534,234
FNMA 758523
          5.5% ,       03/01/34                       2,578 M        2,608,043
                                                                --------------
                                                                    16,396,256
                                                                --------------
TOTAL FEDERAL NATIONAL
  MORTGAGE ASSOCIATION                                              52,653,896
                                                                --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 2.9%
Mortgage-Backed Securities:
15-Year:
GNMA II 3197
            7% ,       02/20/17                         182 M          190,967
                                                                --------------
20-Year:
GNMA 623177
          6.5% ,       08/15/23                         706 M          739,255
GNMA 608728X
          6.5% ,       11/15/25                       1,242 M        1,299,894
                                                                --------------
                                                                     2,039,149
                                                                --------------
30-Year:
GNMA 506805
          6.5% ,       06/15/29                         596 M          621,961
GNMA 606242
            6% ,       04/15/34                       1,304 M        1,346,024
                                                                --------------
                                                                     1,967,985
                                                                --------------

TOTAL GOVERNMENT NATIONAL
  MORTGAGE ASSOCIATION                                               4,198,101
                                                                --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $140,874,043)*                                              142,081,667

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 1.0%                                              1,496,754
                                                                --------------

NET ASSETS                                                      $  143,578,421
                                                                ==============

--------------------------------------------------------------------------------

* Cost for federal income tax purposes is substantially similar. At August 31, 2005 unrealized appreciation for federal income tax purposes aggregated $1,207,624 of which $1,436,905 related to appreciated securities and $229,281 related to depreciated securities.

See Notes to Financial Statements.

SENTINEL SHORT MATURITY GOVERNMENT FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
                                            Principal Amount         Value
                                               (M=$1,000)           (Note 1)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 99.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION 68.6%
Collateralized Mortgage Obligations:
FHR 2496 BA
          5.00% , 11/15/15                              330 M   $      330,293
FHR 2353 TD
          6.00% , 09/15/16                              500 M          520,705
FHR 2356 GD
          6.00% , 09/15/16                           15,000 M       15,548,400
FSPC T-2 A
          7.00% , 01/25/21                               26 M           25,981
FHR 1764 G
          6.00% , 12/15/24                            4,264 M        4,394,022
FHR 2964 NA
          5.50% , 02/15/26                           19,975 M       20,401,172
FNR 98-61 PL
          6.00% , 11/25/28                            5,000 M        5,175,100
FHR 2435 EQ
          6.00% , 05/15/31                           27,084 M       27,889,478
FHR 2355 AE
          6.00% , 09/15/31                           10,342 M       10,665,564
FHR 2388 BG
          6.50% , 12/15/31                           21,969 M       22,891,184
FHR 2513 PD
          6.00% , 02/15/32                           19,189 M       19,647,713
FHR 2952 PA
          5.00% , 02/15/35                           26,377 M       26,445,083
                                                                --------------
                                                                   153,934,695
                                                                --------------
Mortgage-Backed Securities:
10- Year:
FHLMC E75462
          6.00% , 03/01/09                              311 M          320,008
FHLMC E83548
          6.00% , 05/01/11                              197 M          204,487
FHLMC E85491
          6.50% , 09/01/11                              373 M          387,654
FHLMC E88621
          5.50% , 03/01/12                              537 M          553,325
FHLMC E88437
          5.50% , 03/01/12                              555 M          572,079

FHLMC G11271
          5.50% , 05/01/12                              667 M          687,703
FHLMC E89815
          5.50% , 05/01/12                              489 M          503,979
FHLMC E89586
          5.50% , 05/01/12                              347 M          357,957
FHLMC E93390
          5.50% , 07/01/12                              297 M          306,306
FHLMC E91504
          5.50% , 09/01/12                              625 M          643,979
FHLMC E91428
          5.50% , 09/01/12                              382 M          393,926
FHLMC E91150
          5.50% , 09/01/12                              484 M          499,202
FHLMC E91152
          5.50% , 09/01/12                              301 M          310,691
FHLMC E93347
          5.50% , 12/01/12                              493 M          508,171
FHLMC E86837
          6.00% , 01/01/12                            1,568 M        1,625,002
FHLMC E89226
          6.00% , 04/01/12                              654 M          677,548
FHLMC E89227
          6.00% , 04/01/12                            1,114 M        1,154,244
FHLMC E89229
          6.00% , 04/01/12                              834 M          864,373
FHLMC E89583
          6.00% , 05/01/12                            1,157 M        1,198,580
FHLMC E89668
          6.00% , 05/01/12                            1,259 M        1,304,122
FHLMC E89015
          6.50% , 04/01/12                              744 M          774,217
FHLMC E94029
          5.50% , 02/01/13                            1,639 M        1,688,949
FHLMC E94026
          5.50% , 02/01/13                            3,942 M        4,062,946
FHLMC B10204
          5.50% , 10/01/13                              911 M          930,717
FHLMC B10950
          5.50% , 11/01/13                            1,054 M        1,071,824
                                                                --------------
                                                                    21,601,989
                                                                --------------

15-Year:
FHLMC B00688
          9.00% , 09/01/05                               14                 14
FHLMC B00673
          9.50% , 11/01/05                               16                 16
FHLMC E00109 (GOLD)
          8.50% , 06/01/07                                1 M            1,448
FHLMC G10394
          9.00% , 01/01/07                                1 M              937
FHLMC G10453
          9.00% , 06/01/07                                3 M            2,647
FHLMC E44248
          6.00% , 01/01/08                               45 M           45,750
FHLMC E49168
          6.00% , 07/01/08                               73 M           74,349
FHLMC E54549
          6.50% , 09/01/08                               32 M           32,899
FHLMC E47837
          7.00% , 03/01/08                              123 M          126,226
FHLMC E49621
          7.00% , 07/01/08                              150 M          154,917
FHLMC E47607
          8.00% , 02/01/08                               12 M           12,866
FHLMC E63961
          5.50% , 03/01/09                                4 M            4,072
FHLMC E00292
          6.50% , 04/01/09                               45 M           46,231
FHLMC G10330
          7.00% , 01/01/10                              182 M          189,105
FHLMC E61405
          7.00% , 08/01/10                              164 M          171,034
FHLMC M30120
          5.50% , 05/01/11                              114 M          117,862
FHLMC M30121
          5.50% , 05/01/11                              154 M          158,218
FHLMC G10516
          6.00% , 05/01/11                               57 M           58,739
FHLMC E20237
          6.00% , 05/01/11                               69 M           71,514
FHLMC M30123
          6.50% , 07/01/11                              198 M          206,128
FHLMC E62686
          7.00% , 01/01/11                              297 M          310,524
FHLMC E00422
          7.00% , 03/01/11                              121 M          126,913
FHLMC E00436
          7.00% , 06/01/11                               55 M           57,540
FHLMC E64484
          7.00% , 06/01/11                               11 M           11,307

FHLMC F70014
          7.50% , 09/01/11                              207 M          218,145
FHLMC E72904
          8.00% , 11/01/11                               71 M           75,266
FHLMC F70015
          8.00% , 12/01/11                              188 M          200,386
FHLMC E91065
          5.50% , 08/01/12                              545 M          557,015
FHLMC E68301
          5.50% , 11/01/12                              183 M          187,515
FHLMC E69127
          6.00% , 03/01/12                              143 M          147,913
FHLMC G10749
          6.00% , 10/01/12                              180 M          185,936
FHLMC G10705
          6.50% , 08/01/12                              676 M          700,426
FHLMC G11228
          6.50% , 12/01/12                              207 M          215,173
FHLMC G10654
          7.00% , 02/01/12                              476 M          497,585
FHLMC E94628
          5.00% , 02/01/13                            2,063 M        2,092,245
FHLMC E00546
          5.50% , 03/01/13                              408 M          417,408
FHLMC M30171
          5.50% , 06/01/13                               90 M           92,871
FHLMC E00593
          5.50% , 11/01/13                              303 M          309,897
FHLMC E68799
          6.00% , 02/01/13                              277 M          286,056
FHLMC E69523
          6.00% , 04/01/13                              387 M          398,968
FHLMC G11077
          6.00% , 12/01/13                              169 M          174,737
FHLMC E72131
          6.50% , 08/01/13                              289 M          299,769
FHLMC G11135
          6.50% , 08/01/13                              651 M          674,559
FHLMC E72178
          6.50% , 09/01/13                              283 M          293,207
FHLMC G11257
          5.50% , 01/01/14                              624 M          638,208
FHLMC B15651
          5.50% , 07/01/14                            3,611 M        3,692,275

FHLMC E82965
          5.50% , 12/01/14                              453 M          462,996
FHLMC E83900
          6.00% , 01/01/14                              104 M          107,419
FHLMC E80767
          6.00% , 06/01/14                              192 M          198,497
FHLMC E75793
          6.50% , 01/01/14                               24 M           24,427
FHLMC G10965
          7.50% , 10/01/14                              125 M          132,557
FHLMC E82128
          7.00% , 03/01/15                              429 M          448,669
FHLMC E00843
          8.00% , 04/01/15                               67 M           71,279
FHLMC E01009
          6.50% , 08/01/16                            1,641 M        1,699,156
FHLMC E88357
          6.50% , 03/01/17                              395 M          409,675
FHLMC G11585
          7.00% , 02/01/17                            1,658 M        1,734,929
                                                                --------------
                                                                    19,626,420
                                                                --------------
20-Year:
FHLMC C90035
          6.50% , 11/01/13                              464 M          485,256
FHLMC D94982
          7.00% , 04/01/16                              287 M          302,437
FHLMC C90234
          6.00% , 10/01/18                            1,479 M        1,527,436
FHLMC D94230
          7.50% , 10/01/19                              451 M          481,369
FHLMC G30239
          7.00% , 08/01/21                            2,205 M        2,316,324
                                                                --------------
                                                                     5,112,822
                                                                --------------
30-Year:
FHLMC 181614
          7.00% , 08/01/06                                2 M            2,160
FHLMC G80175
          7.25% , 04/17/06                                7 M            7,388
FHLMC 140826
          6.50% , 11/01/07                                5 M            4,844
FHLMC 160024
          8.00% , 06/01/07                               31 M           31,856
FHLMC 274386
          8.25% , 07/01/07                               17 M           17,437
FHLMC 530139
          7.50% , 06/01/08                               30 M           30,980

FHLMC 303385
          7.50% , 08/01/08                                5 M            5,448
FHLMC 184331
          7.75% , 11/01/08                                2 M            1,587
FHLMC 141758
          8.00% , 10/01/08                                1 M            1,481
FHLMC 160040
          8.75% , 03/01/08                               17 M           17,225
FHLMC 160054
          9.25% , 07/01/08                               19 M           20,470
FHLMC 181285
          7.50% , 03/01/09                               16 M           16,073
FHLMC 254499
          7.75% , 06/01/09                               26 M           26,433
FHLMC 181339
          8.00% , 06/01/09                                5 M            5,475
FHLMC 181586
          8.00% , 12/01/09                                8 M            7,976
FHLMC 555131
          8.25% , 12/01/09                               30 M           30,905
FHLMC 303073
          8.50% , 03/01/09                               60 M           62,099
FHLMC 160081
         10.25% , 06/01/09                                2 M            2,323
FHLMC 141001
          7.75% , 09/01/16                               28 M           28,220
FHLMC 141161
          7.75% , 04/01/17                               51 M           53,568
FHLMC 302609
          8.00% , 08/01/17                               89 M           95,231
FHLMC 307583
          8.00% , 08/01/17                               24 M           25,410
FHLMC G00100
          8.00% , 02/01/23                               36 M           38,294
FHLMC C00701
          6.50% , 01/01/29                            4,108 M        4,264,925
FHLMC A17291
          6.50% , 11/01/33                            3,662 M        3,789,878
                                                                --------------
                                                                     8,587,686
                                                                --------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                       208,863,612
                                                                --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION 23.4%
Mortgage-Backed Securities:
10-Year:
FNMA 251418
          7.00% , 11/01/07                               19 M           19,364
FNMA 527272
          6.00% , 08/01/09                              137 M          141,507
FNMA 252652
          7.00% , 05/01/09                               50 M           52,097
FNMA 516230
          8.00% , 08/01/09                              368 M          385,110
FNMA 253329
          7.50% , 05/01/10                              321 M          340,690
FNMA 253362
          7.50% , 05/01/10                              280 M          297,297
FNMA 253507
          7.50% , 09/01/10                              334 M          354,719
FNMA 253472
          7.50% , 09/01/10                              429 M          455,562
FNMA 254082
          5.50% , 10/01/11                              334 M          342,309
FNMA 254119
          5.50% , 11/01/11                              452 M          462,440
FNMA 254163
          5.50% , 12/01/11                              678 M          694,042
FNMA 599310
          6.00% , 07/01/11                               57 M           59,464
FNMA 600249
          6.00% , 08/01/11                              156 M          161,989
FNMA 595729
          6.00% , 09/01/11                            1,244 M        1,291,774
FNMA 609190
          6.00% , 09/01/11                              159 M          164,761
FNMA 619198
          6.00% , 12/01/11                              160 M          166,608
FNMA 603547
          6.50% , 09/01/11                              162 M          168,842
FNMA 595730
          6.50% , 09/01/11                              166 M          172,817
FNMA 254076
          6.50% , 10/01/11                              325 M          339,151
FNMA 254113
          6.50% , 11/01/11                              279 M          290,692
FNMA 254226
          5.50% , 02/01/12                            2,485 M        2,544,791
FNMA 633905
          5.50% , 03/01/12                              497 M          509,212
FNMA 644268
          5.50% , 04/01/12                              204 M          208,792

FNMA 254470
          5.50% , 09/01/12                            2,065 M        2,114,505
FNMA 254507
          5.50% , 10/01/12                            1,947 M        1,993,123
FNMA 254542
          5.50% , 11/01/12                            2,990 M        3,061,672
FNMA 254585
          5.50% , 12/01/12                            1,858 M        1,902,462
FNMA 254274
          6.00% , 03/01/12                              486 M          504,422
FNMA 649455
          6.00% , 05/01/12                              706 M          732,537
FNMA 254369
          6.00% , 06/01/12                              774 M          803,523
FNMA 679981
          6.00% , 06/01/12                              359 M          372,364
FNMA 254456
          6.00% , 08/01/12                            2,221 M        2,304,981
FNMA 254488
          6.00% , 09/01/12                            1,235 M        1,281,873
FNMA 254399
          6.50% , 06/01/12                            1,817 M        1,893,008
FNMA 254427
          6.50% , 07/01/12                            3,170 M        3,307,252
FNMA 254457
          6.50% , 07/01/12                              593 M          618,919
FNMA 254882
          5.00% , 08/01/13                              214 M          217,152
FNMA 254971
          5.50% , 10/01/13                            3,363 M        3,443,456
FNMA 254698
          6.50% , 01/01/13                              708 M          738,992
FNMA 255368
          5.50% , 07/01/14                            1,014 M        1,038,886
                                                                --------------
                                                                    35,953,157
                                                                --------------
15-Year:
FNMA 328089
          7.25% , 08/01/09                              108 M          110,193
FNMA 250441
          6.50% , 12/01/10                              123 M          127,061
FNMA 321199
          7.00% , 09/01/10                              127 M          132,314
FNMA 321573
          7.00% , 09/01/10                                2 M            2,546

FNMA 324087
          7.00% , 09/01/10                               50 M           51,884
FNMA 325432
          7.00% , 09/01/10                               80 M           83,508
FNMA 313758
          7.00% , 11/01/10                               31 M           31,639
FNMA 511846
          9.00% , 01/01/10                               16 M           16,214
FNMA 368198
          6.00% , 12/01/11                               33 M           33,705
FNMA 303943
          6.50% , 06/01/11                              338 M          350,710
FNMA 250613
          6.50% , 07/01/11                              156 M          161,700
FNMA 367201
          6.50% , 12/01/11                               85 M           88,077
FNMA 250781
          6.50% , 12/01/11                               64 M           66,246
FNMA 303902
          7.00% , 05/01/11                               80 M           83,338
FNMA 367202
          7.00% , 12/01/11                              189 M          199,415
FNMA 371330
          6.00% , 02/01/12                               21 M           22,002
FNMA 390784
          6.00% , 05/01/12                              136 M          140,475
FNMA 370468
          7.00% , 01/01/12                               86 M           90,150
FNMA 251300
          7.00% , 08/01/12                              171 M          179,403
FNMA 576800
          8.50% , 01/01/12                               58 M           60,315
FNMA 426453
          5.50% , 10/01/13                              451 M          460,786
FNMA 596145
          6.50% , 06/01/13                               59 M           59,404
FNMA 433301
          6.50% , 07/01/13                            1,079 M        1,119,049
FNMA 512520
          7.00% , 07/01/13                              565 M          588,970
FNMA 446787
          5.50% , 01/01/14                              892 M          912,066
FNMA 447881
          5.50% , 01/01/14                              328 M          335,358
FNMA 496015
          5.50% , 04/01/14                              183 M          187,227

FNMA 528088
          5.50% , 05/01/14                              524 M          535,693
FNMA 576789
          5.50% , 06/01/14                              252 M          257,704
FNMA 536814
          5.50% , 06/01/14                            1,028 M        1,050,716
FNMA 768628
          5.50% , 09/01/15                              684 M          699,687
FNMA 619191
          6.50% , 12/01/15                            1,364 M        1,415,195
FNMA 630985
          7.00% , 09/01/15                              902 M          944,662
FNMA 594601
          8.50% , 10/01/15                              130 M          141,092
FNMA 535777
          5.50% , 03/01/16                              783 M          800,354
FNMA 545298
          5.50% , 11/01/16                              659 M          673,842
FNMA 614920
          5.50% , 12/01/16                              742 M          758,184
FNMA 663227
          6.00% , 03/01/16                              925 M          954,955
FNMA 574598
          6.00% , 05/01/16                              781 M          806,889
FNMA 594602
          9.00% , 01/01/16                               40 M           43,823
FNMA 792797
          5.50% , 04/01/17                            1,367 M        1,397,451
FNMA 671380
          6.00% , 11/01/17                              476 M          491,596
FNMA 679165
          5.50% , 02/01/18                              476 M          487,198
FNMA 725284
          7.00% , 11/01/18                            8,936 M        9,360,725
                                                                --------------
                                                                    26,513,521
                                                                --------------
20-Year:
FNMA 190659
          7.00% , 02/01/14                              545 M          575,792
FNMA 190697
          7.00% , 03/01/14                              730 M          771,305
FNMA 251716
         10.50% , 03/01/18                               29 M           31,442
FNMA 735103
          6.00% , 08/01/22                            5,151 M        5,312,093
                                                                --------------
                                                                     6,690,632
                                                                --------------

30-Year:
FNMA 19953
          7.75% , 10/01/06                                7 M            6,812
FNMA 21349
          8.00% , 12/01/06                                1 M              681
FNMA 111330
          7.50% , 09/01/07                               23 M           23,415
FNMA 58241
          7.50% , 12/01/07                               30 M           30,753
FNMA 13481
          7.75% , 05/01/08                               14 M           15,039
FNMA 8213
          8.00% , 01/01/08                               42 M           43,140
FNMA 151964
          8.00% , 03/01/08                                5 M            5,006
FNMA 44045
          8.00% , 06/01/08                               26 M           27,118
FNMA 176044
          8.50% , 09/01/08                               26 M           27,480
FNMA 141789
          8.25% , 02/01/09                               39 M           40,571
FNMA 10134
          8.75% , 08/01/09                               22 M           23,048
FNMA 439
          9.00% , 06/01/09                               12 M           12,502
FNMA 23
          8.50% , 08/01/11                               12 M           12,288
FNMA 510095
          8.50% , 09/01/11                               67 M           69,692
FNMA 366221
          9.50% , 03/01/11                               80 M           86,374
FNMA 401612
          7.00% , 05/01/12                               99 M          100,146
FNMA 81692
          8.00% , 09/01/12                               71 M           73,025
FNMA 124871
          7.00% , 05/01/13                              418 M          436,760
FNMA 20497
          8.75% , 07/01/13                               17 M           18,091
FNMA 44046
          7.50% , 02/01/14                               21 M           21,471
FNMA 454727
         10.50% , 01/01/16                              106 M          118,411
FNMA 626664
          6.00% , 04/01/17                              487 M          502,881

FNMA 49584
          8.25% , 09/01/17                               64 M           68,676
FNMA 479421
          7.00% , 09/01/21                              148 M          156,341
FNMA 175123
          7.45% , 08/01/22                              155 M          164,793
FNMA 207530
          8.25% , 04/01/22                               38 M           41,735
                                                                --------------
                                                                     2,126,249
                                                                --------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                         71,283,559
                                                                --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 7.6%
Mortgage-Backed Securities:
10-Year:
GNMA 634538
          6.00% , 09/15/14                            1,097 M        1,138,503
GNMA 634545
          6.50% , 09/15/14                              893 M          930,833
GNMA 780306
          9.00% , 11/15/06                                1 M              700
GNMA 780395
          7.00% , 12/15/07                               29 M           29,231
                                                                --------------
                                                                     2,099,267
                                                                --------------
       15-Year:
GNMA 342810
          7.00% , 12/15/07                               37 M           37,394
GNMA 1785
          9.00% , 02/20/07                              461                478
GNMA 364469
          6.00% , 11/15/08                               58 M           59,582
GNMA 352121
          6.50% , 08/15/08                               17 M           17,869
GNMA 342744
          6.50% , 08/15/08                               74 M           75,371
GNMA 326462 6.5%
          6.50% , 10/15/08                              166 M          170,185
GNMA 370871
          6.50% , 10/15/08                               65 M           66,606
GNMA 348052
          7.00% , 03/15/08                                9 M            8,789
GNMA 364447 7%
          7.00% , 03/20/08                               30 M           30,973
GNMA 339490
          7.00% , 04/15/08                                6 M            5,956

GNMA 343534
          7.50% , 01/15/08                               23 M           23,622
GNMA 339464
          8.00% , 01/15/08                               35 M           36,155
GNMA 354532
          6.00% , 01/15/09                               44 M           45,166
GNMA 345594
          6.00% , 03/15/09                               55 M           56,012
GNMA 366674
          6.00% , 03/15/09                               66 M           67,630
GNMA 388287
          6.00% , 03/15/09                               91 M           93,925
GNMA 355866
          6.00% , 04/15/09                               79 M           81,362
GNMA 360238
          6.00% , 04/15/09                               75 M           77,326
GNMA 366773
          6.00% , 04/15/09                               90 M           92,449
GNMA 371934
          6.00% , 04/15/09                               69 M           71,313
GNMA 375876
          6.00% , 04/15/09                               54 M           55,502
GNMA 378884
          6.00% , 04/15/09                               41 M           42,256
GNMA 385492
          6.00% , 04/15/09                               93 M           95,499
GNMA 780303
          6.50% , 02/15/09                               78 M           79,850
GNMA 391659
          6.50% , 04/15/09                              322 M          331,349
GNMA 780369
          7.00% , 09/15/09                              119 M          123,253
GNMA 415068
          6.00% , 01/15/11                               26 M           26,513
GNMA 780659
          7.50% , 08/15/12                               30 M           31,946
GNMA 780759
          6.50% , 04/15/13                              595 M          620,187
GNMA 462328
          6.50% , 04/15/13                              518 M          540,765
GNMA 456869
          6.50% , 05/15/13                               21 M           22,126
GNMA II 2542
          7.00% , 01/20/13                              173 M          181,662
GNMA 349029
          7.00% , 04/15/13                               27 M           28,733

GNMA 780859
          7.50% , 09/15/13                               38 M           40,093
GNMA 780978
          6.50% , 02/15/14                            3,542 M        3,695,078
GNMA 781109
          7.00% , 11/15/14                            7,590 M        7,985,992
GNMA 781461
          6.50% , 02/15/15                            1,663 M        1,734,944
GNMA 489953
          6.00% , 12/15/16                              129 M          133,438
GNMA 618207
          6.00% , 12/15/19                              972 M        1,008,478
GNMA 636715
          6.00% , 12/15/19                            1,371 M        1,422,605
                                                                --------------
                                                                    19,318,432
                                                                --------------
20-Year:
GNMA 234073
          9.25% , 12/15/07                                3 M            3,682
GNMA 248682
          9.75% , 06/15/10                               22 M           24,076
GNMA 628440
          7.00% , 04/15/24                            1,479 M        1,563,125
                                                                --------------
                                                                     1,590,883
                                                                --------------
30-Year:
GNMA 18324
          8.00% , 07/15/07                               23 M           23,937
GNMA 91758
         10.00% , 11/15/09                                1 M            1,147
GNMA 495
         10.00% , 02/20/16                                1 M              909
                                                                --------------
                                                                        25,993
                                                                --------------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                      23,034,575
                                                                --------------

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $303,295,667)*                                              303,181,746

EXCESS OF OTHER ASSETS
  OVER LIABILITIES 0.4%                                              1,200,598
                                                                --------------

NET ASSETS                                                      $  304,382,344
                                                                ==============

* Cost for federal income tax purposes is substantially similar. At August 31, 2005 unrealized depreciation for federal income tax purposes aggregated $113,921 of which $913,482 related to appreciated securities and $1,027,403 related to depreciated securities.

The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

See notes to financial statements.

SENTINEL U.S. TREASURY MONEY MARKET FUND
INVESTMENT IN SECURITIES
at August 31, 2005 (Unaudited)

--------------------------------------------------------------------------------
                                                    PRINCIPAL AMOUNT    VALUE
                                                       (M=$1,000)      (NOTE 1)
--------------------------------------------------------------------------------
U.S. Treasury Obligations 88.9%
U.S. Treasury Bill 3.06% 09/01/05                        9,900M      $ 9,900,000
U.S. Treasury Bill 3.295%, 09/08/05                     15,000M       14,990,390
U.S. Treasury Bill 3.26%, 09/15/05                       4,850M        4,843,851
U.S. Treasury Bill 3.265%, 09/15/05                     25,000M       24,968,257
U.S. Treasury Bill 3.277%, 09/22/05                     17,500M       17,466,542
U.S. Treasury Bill 3.27%, 09/29/05                       3,600M        3,590,844
U.S. Treasury Bill 3.28%, 09/29/05                         830M          827,883
                                                                     -----------
Total U.S. Treasury Obligations
  (Amortized Cost $76,587,767)                                        76,587,767
                                                                     -----------

--------------------------------------------------------------------------------
                                                         SHARES          VALUE
                                                                        (NOTE 1)
--------------------------------------------------------------------------------
U.S. Treasury Institutional Funds 9.8%
BlackRock Provident Institutional Funds
 Treasury Fund #60                                     4,120,000       4,120,000
Federated Funds
 Treasury Obligations Fund Institutional Shares #68    4,310,000       4,310,000
                                                                     -----------
 (Amortized Cost $8,430,000)                                           8,430,000
                                                                     -----------

Total Investments
(Amortized Cost $85,017,767)*                                         85,017,767

Excess of Other Assets
   Over Liabilities 1.3%                                               1,143,249
                                                                     -----------

Net Assets                                                          $ 86,161,016
                                                                     ===========

*   Also cost for federal income tax purposes.

NOTE 1:

SECURITY VALUATION: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. For the Sentinel International Equity Fund, Fair Value adjustments to foreign market closing prices determined by an independent pricing service are used every business day. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Group Funds, Inc.

      By (Signature and Title)   /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  10/27/05
           ----------



      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ CHRISTIAN THWAITES
                                 --------------------------------------------
                                 Christian Thwaites,
                                 President and Chief Executive Officer


      Date  10/27/05
           ----------

      By (Signature and Title)*  /s/ THOMAS P. MALONE
                                 --------------------------------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date  10/27/05
           ----------